UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04409

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

August 31

Date of Fiscal Year End

February 28, 2018

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Municipal Income Funds

Semiannual Report

February 28, 2018

Georgia    •     Maryland    •    Missouri    •    North Carolina    •    Oregon    •    South Carolina    •    Virginia

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report February 28, 2018

Eaton Vance

Municipal Income Funds

Table of Contents

Performance and Fund Profile

Georgia Municipal Income Fund	2
Maryland Municipal Income Fund	3
Missouri Municipal Income Fund	4
North Carolina Municipal Income Fund	5
Oregon Municipal Income Fund	6
South Carolina Municipal Income Fund	7
Virginia Municipal Income Fund	8

Endnotes and Additional Disclosures	9

Fund Expenses	10

Financial Statements	14

Officers and Trustees	86

Important Notices	87

Eaton Vance

Georgia Municipal Income Fund

February 28, 2018

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/07/1993	12/23/1991	–1.70%	1.53%	2.12%	3.92%
Class A with 4.75% Maximum Sales Charge	—	—	–6.37	–3.27	1.14	3.41
Class B at NAV	12/23/1991	12/23/1991	–1.98	0.86	1.38	3.15
Class B with 5% Maximum Sales Charge	—	—	–6.82	–4.08	1.02	3.15
Class C at NAV	04/25/2006	12/23/1991	–2.08	0.75	1.36	3.15
Class C with 1% Maximum Sales Charge	—	—	–3.05	–0.24	1.36	3.15
Class I at NAV	03/03/2008	12/23/1991	–1.48	1.85	2.33	4.15
Bloomberg Barclays Municipal Bond Index	—	—	–1.24%	2.50%	2.57%	4.66%
Bloomberg Barclays 20 Year Municipal Bond Index	—	—	–0.91	3.87	3.31	5.85

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
			0.70%	1.46%	1.45%	0.50%

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			2.87%	2.18%	2.18%	3.05%
Taxable-Equivalent Distribution Rate			5.16	3.92	3.92	5.48
SEC 30-day Yield			1.62	0.95	0.96	1.90
Taxable-Equivalent SEC 30-day Yield			2.91	1.72	1.72	3.41

Fund Profile

Credit Quality (% of total investments)6

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Maryland Municipal Income Fund

February 28, 2018

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/10/1993	02/03/1992	–1.31%	1.34%	1.65%	4.04%
Class A with 4.75% Maximum Sales Charge	—	—	–5.95	–3.47	0.67	3.54
Class B at NAV	02/03/1992	02/03/1992	–1.77	0.62	0.88	3.26
Class B with 5% Maximum Sales Charge	—	—	–6.63	–4.31	0.53	3.26
Class C at NAV	05/02/2006	02/03/1992	–1.76	0.51	0.88	3.26
Class C with 1% Maximum Sales Charge	—	—	–2.74	–0.47	0.88	3.26
Class I at NAV	03/03/2008	02/03/1992	–1.21	1.55	1.86	4.27
Bloomberg Barclays Municipal Bond Index	—	—	–1.24%	2.50%	2.57%	4.66%
Bloomberg Barclays 20 Year Municipal Bond Index	—	—	–0.91	3.87	3.31	5.85

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
Gross			0.76%	1.51%	1.51%	0.56%
Net			0.73	1.48	1.48	0.53

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			2.71%	2.02%	2.02%	2.89%
Taxable-Equivalent Distribution Rate			4.86	3.62	3.62	5.18
SEC 30-day Yield			1.68	1.02	1.02	1.96
Taxable-Equivalent SEC 30-day Yield			3.01	1.82	1.83	3.52

% Total Leverage[5]
Residual Interest Bond (RIB) Financing						2.40%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Missouri Municipal Income Fund

February 28, 2018

Performance1,2

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/07/1993	05/01/1992	–1.17%	1.74%	2.32%	4.15%
Class A with 4.75% Maximum Sales Charge	—	—	–5.83	–3.11	1.33	3.64
Class B at NAV	05/01/1992	05/01/1992	–1.74	0.86	1.53	3.36
Class B with 5% Maximum Sales Charge	—	—	–6.59	–4.05	1.17	3.36
Class C at NAV	02/16/2006	05/01/1992	–1.56	0.95	1.55	3.37
Class C with 1% Maximum Sales Charge	—	—	–2.53	–0.03	1.55	3.37
Class I at NAV	08/03/2010	05/01/1992	–1.17	1.84	2.53	4.31
Bloomberg Barclays Municipal Bond Index	—	—	–1.24%	2.50%	2.57%	4.66%
Bloomberg Barclays 20 Year Municipal Bond Index	—	—	–0.91	3.87	3.31	5.85

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
Gross			0.73%	1.48%	1.48%	0.53%
Net			0.71	1.46	1.46	0.51

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			3.32%	2.63%	2.63%	3.51%
Taxable-Equivalent Distribution Rate			5.97	4.73	4.73	6.31
SEC 30-day Yield			1.95	1.30	1.30	2.25
Taxable-Equivalent SEC 30-day Yield			3.50	2.34	2.34	4.04

Fund Profile

Credit Quality (% of total investments)6

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

4

Eaton Vance

North Carolina Municipal Income Fund

February 28, 2018

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/07/1993	10/23/1991	–1.56%	1.35%	1.92%	4.47%
Class A with 4.75% Maximum Sales Charge	—	—	–6.19	–3.48	0.93	3.96
Class B at NAV	10/23/1991	10/23/1991	–1.91	0.62	1.18	3.70
Class B with 5% Maximum Sales Charge	—	—	–6.76	–4.29	0.82	3.70
Class C at NAV	05/02/2006	10/23/1991	–1.91	0.62	1.18	3.70
Class C with 1% Maximum Sales Charge	—	—	–2.88	–0.36	1.18	3.70
Class I at NAV	03/03/2008	10/23/1991	–1.45	1.56	2.13	4.70
Bloomberg Barclays Municipal Bond Index	—	—	–1.24%	2.50%	2.57%	4.66%
Bloomberg Barclays 20 Year Municipal Bond Index	—	—	–0.91	3.87	3.31	5.85

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
Gross			0.80%	1.55%	1.55%	0.60%
Net			0.71	1.46	1.46	0.51

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			3.20%	2.47%	2.51%	3.38%
Taxable-Equivalent Distribution Rate			5.72	4.42	4.49	6.04
SEC 30-day Yield			1.64	0.94	0.97	1.92
Taxable-Equivalent SEC 30-day Yield			2.93	1.68	1.74	3.43

% Total Leverage[5]
RIB Financing						6.39%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

5

Eaton Vance

Oregon Municipal Income Fund

February 28, 2018

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/28/1993	12/24/1991	–1.57%	1.35%	1.16%	4.36%
Class A with 4.75% Maximum Sales Charge	—	—	–6.20	–3.47	0.18	3.85
Class B at NAV	12/24/1991	12/24/1991	–1.97	0.58	0.41	3.59
Class B with 5% Maximum Sales Charge	—	—	–6.80	–4.31	0.06	3.59
Class C at NAV	03/02/2006	12/24/1991	–1.96	0.58	0.42	3.59
Class C with 1% Maximum Sales Charge	—	—	–2.93	–0.40	0.42	3.59
Class I at NAV	08/03/2010	12/24/1991	–1.48	1.56	1.36	4.50
Bloomberg Barclays Municipal Bond Index	—	—	–1.24%	2.50%	2.57%	4.66%
Bloomberg Barclays 20 Year Municipal Bond Index	—	—	–0.91	3.87	3.31	5.85

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
Gross			0.78%	1.53%	1.53%	0.58%
Net			0.70	1.45	1.45	0.50

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			3.66%	2.96%	2.97%	3.85%
Taxable-Equivalent Distribution Rate			6.86	5.55	5.57	7.22
SEC 30-day Yield			2.00	1.35	1.36	2.30
Taxable-Equivalent SEC 30-day Yield			3.75	2.54	2.54	4.32

% Total Leverage[5]
RIB Financing						5.77%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

6

Eaton Vance

South Carolina Municipal Income Fund

February 28, 2018

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	02/14/1994	10/02/1992	–1.72%	1.30%	1.88%	4.60%
Class A with 4.75% Maximum Sales Charge	—	—	–6.44	–3.53	0.89	4.09
Class B at NAV	10/02/1992	10/02/1992	–2.12	0.43	1.09	3.81
Class B with 5% Maximum Sales Charge	—	—	–6.95	–4.48	0.74	3.81
Class C at NAV	01/12/2006	10/02/1992	–2.11	0.54	1.12	3.81
Class C with 1% Maximum Sales Charge	—	—	–3.07	–0.45	1.12	3.81
Class I at NAV	03/03/2008	10/02/1992	–1.62	1.50	2.08	4.82
Bloomberg Barclays Municipal Bond Index	—	—	–1.24%	2.50%	2.57%	4.66%
Bloomberg Barclays 20 Year Municipal Bond Index	—	—	–0.91	3.87	3.31	5.85

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
Gross			0.78%	1.53%	1.53%	0.58%
Net			0.69	1.44	1.44	0.49

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			3.10%	2.38%	2.41%	3.29%
Taxable-Equivalent Distribution Rate			5.63	4.32	4.38	5.98
SEC 30-day Yield			1.78	1.09	1.12	2.07
Taxable-Equivalent SEC 30-day Yield			3.23	1.98	2.04	3.76

% Total Leverage[5]
RIB Financing						6.50%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

7

Eaton Vance

Virginia Municipal Income Fund

February 28, 2018

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/17/1993	07/26/1991	–2.14%	0.27%	1.68%	3.28%
Class A with 4.75% Maximum Sales Charge	—	—	–6.79	–4.53	0.69	2.78
Class B at NAV	07/26/1991	07/26/1991	–2.45	–0.48	0.91	2.51
Class B with 5% Maximum Sales Charge	—	—	–7.26	–5.32	0.56	2.51
Class C at NAV	02/08/2006	07/26/1991	–2.46	–0.39	0.93	2.52
Class C with 1% Maximum Sales Charge	—	—	–3.43	–1.35	0.93	2.52
Class I at NAV	03/03/2008	07/26/1991	–2.00	0.52	1.90	3.51
Bloomberg Barclays Municipal Bond Index	—	—	–1.24%	2.50%	2.57%	4.66%
Bloomberg Barclays 20 Year Municipal Bond Index	—	—	–0.91	3.87	3.31	5.85

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
Gross			0.76%	1.51%	1.51%	0.56%
Net			0.70	1.45	1.45	0.50

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			3.94%	3.25%	3.25%	4.12%
Taxable-Equivalent Distribution Rate			7.06	5.82	5.82	7.38
SEC 30-day Yield			1.86	1.20	1.20	2.15
Taxable-Equivalent SEC 30-day Yield			3.33	2.15	2.15	3.85

% Total Leverage[5]
RIB Financing						4.63%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

8

Eaton Vance

Municipal Income Funds

February 28, 2018

Endnotes and Additional Disclosures

[1]	Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Bloomberg Barclays 20 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 17-22 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]	Total annual operating expense ratios are as stated in the Fund’s most recent prospectus. Net expense ratio is not a result of a fee waiver or expense reimbursement. Net expense ratio excludes interest expense relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions and, as a result, net asset value and performance have not been affected by this expense. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099- DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[5]	Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.

[6]	Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment- grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

[7]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profiles subject to change due to active management.

9

Eaton Vance

Municipal Income Funds

February 28, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2017 – February 28, 2018).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Georgia Municipal Income Fund

	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period* (9/1/17 – 2/28/18)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$983.00	$3.59	0.73%
Class B	$1,000.00	$980.20	$7.27	1.48%
Class C	$1,000.00	$979.20	$7.26	1.48%
Class I	$1,000.00	$985.20	$2.61	0.53%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.20	$3.66	0.73%
Class B	$1,000.00	$1,017.50	$7.40	1.48%
Class C	$1,000.00	$1,017.50	$7.40	1.48%
Class I	$1,000.00	$1,022.20	$2.66	0.53%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2017.

10

Eaton Vance

Municipal Income Funds

February 28, 2018

Fund Expenses — continued

Eaton Vance Maryland Municipal Income Fund

	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period* (9/1/17 – 2/28/18)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$986.90	$3.94	0.80%
Class B	$1,000.00	$982.30	$7.67	1.56%
Class C	$1,000.00	$982.40	$7.62	1.55%
Class I	$1,000.00	$987.90	$2.96	0.60%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.80	$4.01	0.80%
Class B	$1,000.00	$1,017.10	$7.80	1.56%
Class C	$1,000.00	$1,017.10	$7.75	1.55%
Class I	$1,000.00	$1,021.80	$3.01	0.60%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2017.

Eaton Vance Missouri Municipal Income Fund

	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period* (9/1/17 – 2/28/18)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$988.30	$3.55	0.72%
Class B	$1,000.00	$982.60	$7.23	1.47%
Class C	$1,000.00	$984.40	$7.23	1.47%
Class I	$1,000.00	$988.30	$2.56	0.52%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.20	$3.61	0.72%
Class B	$1,000.00	$1,017.50	$7.35	1.47%
Class C	$1,000.00	$1,017.50	$7.35	1.47%
Class I	$1,000.00	$1,022.20	$2.61	0.52%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2017.

11

Eaton Vance

Municipal Income Funds

February 28, 2018

Fund Expenses — continued

Eaton Vance North Carolina Municipal Income Fund

	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period* (9/1/17 – 2/28/18)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$984.40	$4.08	0.83%
Class B	$1,000.00	$980.90	$7.76	1.58%
Class C	$1,000.00	$980.90	$7.76	1.58%
Class I	$1,000.00	$985.50	$3.10	0.63%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.70	$4.16	0.83%
Class B	$1,000.00	$1,017.00	$7.90	1.58%
Class C	$1,000.00	$1,017.00	$7.90	1.58%
Class I	$1,000.00	$1,021.70	$3.16	0.63%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2017.

Eaton Vance Oregon Municipal Income Fund

	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period* (9/1/17 – 2/28/18)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$984.30	$3.99	0.81%
Class B	$1,000.00	$980.30	$7.71	1.57%
Class C	$1,000.00	$980.40	$7.66	1.56%
Class I	$1,000.00	$985.20	$3.00	0.61%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.80	$4.06	0.81%
Class B	$1,000.00	$1,017.00	$7.85	1.57%
Class C	$1,000.00	$1,017.10	$7.80	1.56%
Class I	$1,000.00	$1,021.80	$3.06	0.61%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2017.

12

Eaton Vance

Municipal Income Funds

February 28, 2018

Fund Expenses — continued

Eaton Vance South Carolina Municipal Income Fund

	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period* (9/1/17 – 2/28/18)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$982.80	$3.98	0.81%
Class B	$1,000.00	$978.80	$7.70	1.57%
Class C	$1,000.00	$978.90	$7.65	1.56%
Class I	$1,000.00	$983.80	$3.00	0.61%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.80	$4.06	0.81%
Class B	$1,000.00	$1,017.00	$7.85	1.57%
Class C	$1,000.00	$1,017.10	$7.80	1.56%
Class I	$1,000.00	$1,021.80	$3.06	0.61%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2017.

Eaton Vance Virginia Municipal Income Fund

	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period* (9/1/17 –2/28/18)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$978.60	$3.97	0.81%
Class B	$1,000.00	$975.50	$7.69	1.57%
Class C	$1,000.00	$975.40	$7.64	1.56%
Class I	$1,000.00	$980.00	$2.99	0.61%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.80	$4.06	0.81%
Class B	$1,000.00	$1,017.00	$7.85	1.57%
Class C	$1,000.00	$1,017.10	$7.80	1.56%
Class I	$1,000.00	$1,021.80	$3.06	0.61%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2017.

13

Eaton Vance

Georgia Municipal Income Fund

February 28, 2018

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 97.7%
Security	Principal Amount (000’s omitted)	Value

Education — 2.9%
Georgia Private Colleges and Universities Authority, (Emory University), 5.00%, 10/1/31	$245	$286,263
Unified Government of Athens-Clarke County Development Authority, (UGAREF Central Precinct, LLC), 5.00%, 6/15/31	1,700	1,963,925
		$2,250,188

Electric Utilities — 1.3%
Burke County Development Authority, (Oglethorpe Power Corp.), 3.25% to 2/3/25 (Put Date), 11/1/45	$1,000	$991,410
		$991,410

Escrowed / Prerefunded — 12.4%
Forsyth County Hospital Authority, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.375%, 10/1/28	$800	$986,056
Fulton County Development Authority, (Georgia Tech Foundation Campus Recreation Center Project), Prerefunded to 11/1/21, 5.00%, 11/1/30	750	834,990
Fulton County Development Authority, (Georgia Tech Foundation Technology Square Project), Prerefunded to 5/1/22, 5.00%, 11/1/30	750	843,922
Gainesville and Hall County Hospital Authority, (Northeast Georgia Health System, Inc.), Prerefunded to 2/15/20, 5.00%, 2/15/33	1,335	1,420,854
Glynn-Brunswick Memorial Hospital Authority, (Southeast Georgia Health System), Prerefunded to 8/1/18, 5.625%, 8/1/34	675	686,718
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	205	219,561
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	220	236,100
Jefferson City School District, Prerefunded to 2/1/21, 5.25%, 2/1/33	1,500	1,648,935
Lagrange-Troup County Hospital Authority, (West Georgia Health Foundation, Inc.), Prerefunded to 7/1/18, 5.50%, 7/1/38	500	506,975
Lincoln County School District, Prerefunded to 4/1/19, 5.50%, 4/1/37	1,000	1,043,690
Unified Government of Athens-Clarke County, Water and Sewerage Revenue, Prerefunded to 1/1/19, 5.50%, 1/1/38	1,000	1,034,220
		$9,462,021

General Obligations — 18.1%
Cherokee County School System, 5.00%, 2/1/29	$1,000	$1,155,750
Columbia County, 5.00%, 4/1/23	450	515,372
Columbia County, 5.00%, 1/1/28	1,000	1,200,470
DeKalb County, (Special Transportation, Parks and Greenspace and Libraries Tax District), 5.00%, 12/1/27	1,000	1,181,510

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Downtown Savannah Authority, 4.00%, 8/1/25	$2,495	$2,773,567
Forsyth County, Prerefunded to 3/1/25, 5.00%, 3/1/28	1,000	1,178,540
Forsyth County Public Facilities Authority, (Forsyth County School District), 4.00%, 2/1/30	750	803,565
Forsyth County Public Facilities Authority, (Forsyth County School District), 4.00%, 2/1/31	290	309,656
Fulton County, 5.00%, 7/1/31	1,000	1,182,210
Georgia, 2.00%, 8/1/27	315	300,579
Georgia, 5.00%, 2/1/28	1,500	1,752,270
Valdosta School System, 5.00%, 2/1/28	1,000	1,171,430
Worth County School District, 5.00%, 12/1/37	235	270,854
		$13,795,773

Hospital — 15.5%
Carroll City-County Hospital Authority, (Tanner Medical Center, Inc.), 5.00%, 7/1/29	$500	$578,795
Cedartown Polk County Hospital Authority, (Polk Medical Center), 5.00%, 7/1/39	850	918,425
Dalton-Whitfield County Joint Development Authority, (Hamilton Health Care System), 4.00%, 8/15/34	400	412,264
DeKalb County Hospital Authority, (DeKalb Medical Center), 6.125%, 9/1/40	1,000	1,071,900
Fulton County Development Authority, (Children’s Healthcare of Atlanta), 5.25%, 11/15/39	1,000	1,055,490
Fulton County Development Authority, (Piedmont Healthcare, Inc.), 5.00%, 7/1/32	1,500	1,706,595
Fulton County Development Authority, (WellStar Health System, Inc.), 5.00%, 4/1/37	1,250	1,396,000
Gainesville and Hall County Hospital Authority, (Northeast Georgia Health System, Inc.), 5.00%, 2/15/37	1,000	1,111,350
Glynn-Brunswick Memorial Hospital Authority, (Southeast Georgia Health System), 5.00%, 8/1/28	650	733,167
Glynn-Brunswick Memorial Hospital Authority, (Southeast Georgia Health System), 5.625%, 8/1/34	75	76,045
Macon-Bibb County Hospital Authority, (The Medical Center of Central Georgia), Prerefunded to 8/1/19, 5.00%, 8/1/35	1,000	1,047,760
Richmond County Hospital Authority, (University Health Services, Inc.), 5.00%, 1/1/31	1,000	1,133,020
Savannah Hospital Authority, (St. Joseph’s/Candler Health System, Inc.), 5.50%, 7/1/30	500	566,965
		$11,807,776

Industrial Development Revenue — 3.1%
Albany Dougherty Payroll Development Authority, Solid Waste Disposal, (Procter and Gamble), (AMT), 5.20%, 5/15/28	$2,000	$2,334,380
		$2,334,380

14	See Notes to Financial Statements.

Eaton Vance

Georgia Municipal Income Fund

February 28, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Education — 1.6%
Savannah Economic Development Authority, (SSU Community Development I, LLC), (AGM), 5.25%, 6/15/27	$1,125	$1,208,891
		$1,208,891

Insured – Electric Utilities — 5.3%
Griffin, Combined Public Utility Revenue, (AGM), 5.00%, 1/1/28	$1,000	$1,101,090
Newnan, Water, Sewerage and Light Commission, (AMBAC), 5.25%, 1/1/24	1,040	1,188,783
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	980	947,689
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	550	509,949
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	300	276,141
		$4,023,652

Insured – Escrowed / Prerefunded — 5.2%
Cobb County Kennestone Hospital Authority, (Wellstar Health System), (AMBAC), Prerefunded to 4/1/20, 5.50%, 4/1/37	$1,750	$1,887,585
Georgia Higher Education Facilities Authority, (USG Real Estate Foundation I, LLC), (AGC), Prerefunded to 6/15/18, 5.625%, 6/15/38	170	172,098
Georgia Higher Education Facilities Authority, (USG Real Estate Foundation I, LLC), (AGC), Prerefunded to 6/15/18, 5.625%, 6/15/38	830	840,242
Georgia Municipal Association, Inc., Certificates of Participation, (Riverdale), (AGC), Prerefunded to 5/1/19, 5.375%, 5/1/32	1,000	1,044,880
		$3,944,805

Insured – General Obligations — 1.8%
Coweta County, Water and Sewerage Authority, (AGM), 5.00%, 6/1/26	$1,135	$1,344,317
		$1,344,317

Insured – Lease Revenue / Certificates of Participation — 2.9%
East Point Building Authority, (Water and Sewer Project), (AGM), 5.00%, 2/1/35	$695	$788,450
Georgia Local Government 1998A Grantor Trust, Certificates of Participation, (NPFG), 4.75%, 6/1/28	1,326	1,391,783
		$2,180,233

Insured – Special Tax Revenue — 1.0%
Metropolitan Atlanta Rapid Transit Authority, (AMBAC), Escrowed to Maturity, 6.25%, 7/1/20	$240	$253,961
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/28	545	550,172
		$804,133

Security	Principal Amount (000’s omitted)	Value

Insured – Water and Sewer — 4.0%
Brunswick-Glynn County Joint Water and Sewer Commission, (AGM), 5.00%, 6/1/33	$500	$531,535
DeKalb County, Water and Sewerage Revenue, (AGM), 5.25%, 10/1/32	1,590	1,889,270
Henry County Water and Sewerage Authority, (NPFG), 5.25%, 2/1/25	500	590,975
		$3,011,780

Lease Revenue / Certificates of Participation — 2.3%
Atlanta & Fulton County Recreation Authority, (Zoo Atlanta Parking Facility), 5.00%, 12/1/36	$1,000	$1,159,650
Georgia Municipal Association, Inc., Certificates of Participation, (Atlanta Public Safety), 5.00%, 12/1/37	500	569,885
		$1,729,535

Other Revenue — 2.6%
Georgia Municipal Gas Authority, (Gas Portfolio III), 5.00%, 10/1/27	$750	$838,237
Sandy Springs Public Facilities Authority, (City Center Project), 5.00%, 5/1/35	1,000	1,151,650
		$1,989,887

Senior Living / Life Care — 1.4%
Gainesville and Hall County Development Authority, (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/33	$500	$561,410
Savannah Economic Development Authority, (Marshes of Skidaway Island), 6.00%, 1/1/24	445	497,964
		$1,059,374

Special Tax Revenue — 3.9%
Atlanta Development Authority, (New Downtown Atlanta Stadium), 5.00%, 7/1/29	$750	$863,460
Gainesville and Hall County Hospital Authority, (Northeast Georgia Health System, Inc.), 5.00%, 2/15/33	415	434,210
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40(1)	570	325,613
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40(1)	260	148,525
Unified Government of Athens-Clarke County Development Authority, (Economic Development Projects), 5.00%, 6/1/32	1,080	1,201,478
		$2,973,286

Transportation — 3.8%
Atlanta, Airport Revenue, 5.00%, 1/1/31	$1,000	$1,138,310
Atlanta, Airport Revenue, 5.00%, 1/1/35	750	792,030
Georgia State Road and Tollway Authority, 5.00%, 6/1/29	835	982,970
		$2,913,310

15	See Notes to Financial Statements.

Eaton Vance

Georgia Municipal Income Fund

February 28, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 8.6%
Atlanta, Water and Wastewater Revenue, 5.25%, 11/1/30	$1,000	$1,144,360
Cobb County-Marietta Water Authority, 5.00%, 11/1/28	375	439,717
Columbus, Water and Sewerage Revenue, 5.00%, 5/1/33	500	567,920
Columbus, Water and Sewerage Revenue, 5.00%, 5/1/36	250	285,958
Forsyth County Water and Sewerage Authority, 5.00%, 4/1/27	1,100	1,273,019
Fulton County, Water and Sewer Revenue, 5.00%, 1/1/33	1,500	1,674,660
Unified Government of Athens-Clarke County, Water and Sewerage Revenue, 5.00%, 1/1/29	1,000	1,160,820
		$6,546,454

Total Tax-Exempt Investments — 97.7% (identified cost $71,966,651)		$74,371,205

Other Assets, Less Liabilities — 2.3%		$1,734,613

Net Assets — 100.0%		$76,105,818

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Georgia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2018, 22.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.8% to 9.2% of total investments.

(1)	Issuer is in default with respect to interest payments.

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
NPFG	–	National Public Finance Guaranty Corp.

16	See Notes to Financial Statements.

Eaton Vance

Maryland Municipal Income Fund

February 28, 2018

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 100.8%
Security	Principal Amount (000’s omitted)	Value

Education — 6.9%
Maryland Health and Higher Educational Facilities Authority, (Goucher College), 5.00%, 7/1/34	$1,000	$1,094,660
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins University), 5.00%, 7/1/37	900	1,005,498
Maryland Industrial Development Financing Authority, (Garrison Forest School, Inc.), 4.00%, 11/1/42	1,000	1,026,230
University System of Maryland, 4.00%, 4/1/34	1,000	1,063,400
		$4,189,788

Electric Utilities — 0.8%
Maryland Economic Development Corp., (Constellation Energy Group, Inc.), 2.55% to 6/1/20 (Put Date), 12/1/25	$500	$500,970
		$500,970

Escrowed / Prerefunded — 15.1%
Anne Arundel County, Water and Sewer Construction, Prerefunded to 4/1/18, 4.50%, 4/1/29	$1,140	$1,143,101
Baltimore, Prerefunded to 10/15/22, 5.00%, 10/15/27	150	170,540
Maryland Health and Higher Educational Facilities Authority, (Anne Arundel Health System), Prerefunded to 7/1/19, 5.00%, 7/1/32	1,000	1,044,430
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), Prerefunded to 1/1/21, 6.125%, 1/1/30	470	524,872
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), Prerefunded to 5/15/20, 5.00%, 5/15/40	2,000	2,149,260
University of Maryland, Auxiliary Facility and Tuition Revenue, Prerefunded to 4/1/21, 5.00%, 4/1/28	1,425	1,565,533
Washington Metropolitan Area Transit Authority, Prerefunded to 7/1/19, 5.00%, 7/1/32	2,500	2,616,150
		$9,213,886

General Obligations — 17.7%
Anne Arundel County, 5.00%, 10/1/39	$680	$782,755
Baltimore, 4.00%, 10/15/25	1,350	1,440,841
Frederick County, 5.00%, 8/1/24(1)	1,000	1,170,190
Frederick County, 5.00%, 8/1/31	675	831,580
Harford County, 5.00%, 9/15/23	1,000	1,153,640
Maryland, 5.00%, 11/1/19	2,000	2,115,240
Maryland, Prerefunded to 8/1/22, 5.00%, 8/1/24	1,000	1,132,000
Montgomery County, 5.00%, 11/1/29	1,000	1,157,200
Montgomery County, (SPA: U.S. Bank, N.A.), 1.07%, 11/1/37(2)	1,000	1,000,000
		$10,783,446

Security	Principal Amount (000’s omitted)	Value

Hospital — 13.2%
Maryland Health and Higher Educational Facilities Authority, (Anne Arundel Health System), 5.00%, 7/1/32	$1,000	$1,136,390
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), 5.00%, 7/1/33	1,000	1,103,700
Maryland Health and Higher Educational Facilities Authority, (LifeBridge Health), 5.00%, 7/1/47	750	830,647
Maryland Health and Higher Educational Facilities Authority, (Mercy Medical Center), 5.00%, 7/1/31	1,000	1,067,200
Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Medical Center), 5.00%, 7/1/39	1,000	1,082,700
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 5.00%, 7/1/29	1,000	1,134,210
Montgomery County, (Trinity Health Corp.), 5.00%, 12/1/45	1,500	1,679,280
		$8,034,127

Housing — 4.1%
Howard County Housing Commission, (Woodfield Oxford Square Apartments), 5.00%, 12/1/37	$1,000	$1,122,050
Maryland Economic Development Corp., (Towson University), 5.00%, 7/1/36	295	325,503
Maryland Economic Development Corp., (Towson University), 5.00%, 7/1/37	1,000	1,062,580
		$2,510,133

Industrial Development Revenue — 1.2%
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 3.50%, 7/1/24(3)	$730	$727,920
		$727,920

Insured – Education — 1.3%
Morgan State University, Academic and Auxiliary Facilities, (NPFG), 6.10%, 7/1/20	$760	$800,272
		$800,272

Insured – Escrowed / Prerefunded — 5.8%
Maryland Health and Higher Educational Facilities Authority, (Helix Health Issue), (AMBAC), Escrowed to Maturity, 5.00%, 7/1/27	$3,145	$3,543,440
		$3,543,440

Insured – Hospital — 5.8%
Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (AMBAC), 5.25%, 8/15/38	$3,035	$3,520,661
		$3,520,661

17	See Notes to Financial Statements.

Eaton Vance

Maryland Municipal Income Fund

February 28, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Housing — 0.1%
Maryland Economic Development Corp., (University of Maryland, College Park), (AGM), 5.00%, 6/1/35	$75	$84,656
		$84,656

Insured – Special Tax Revenue — 0.4%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	$1,305	$235,044
		$235,044

Insured – Transportation — 5.7%
Maryland Transportation Authority, (AGM), 5.00%, 7/1/36	$1,400	$1,416,198
Maryland Transportation Authority, (AGM), 5.00%, 7/1/41(4)	2,000	2,023,140
		$3,439,338

Insured – Water and Sewer — 2.0%
Baltimore, (Wastewater Projects), (NPFG), 5.00%, 7/1/22	$575	$615,532
Baltimore, (Wastewater Projects), (NPFG), 5.65%, 7/1/20	600	627,174
		$1,242,706

Lease Revenue / Certificates of Participation — 1.6%
Prince George’s County, (Regional Medical Center), 3.00%, 10/1/29	$1,000	$992,240
		$992,240

Other Revenue — 3.6%
Maryland Transportation Authority, Baltimore-Washington International Airport, Parking Revenues, (AMT), 5.00%, 3/1/23	$2,000	$2,198,680
		$2,198,680

Senior Living / Life Care — 5.0%
Howard County, (Vantage House), 5.00%, 4/1/26	$1,285	$1,369,193
Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.25%, 1/1/37	500	556,805
Rockville, (Ingleside at King Farm), 5.00%, 11/1/37	1,000	1,098,350
		$3,024,348

Special Tax Revenue — 2.1%
Montgomery County, Department of Liquor Control, 5.00%, 4/1/21	$1,000	$1,037,030
Montgomery County, Department of Liquor Control, 5.00%, 4/1/29	250	258,985
		$1,296,015

Security	Principal Amount (000’s omitted)	Value

Transportation — 6.4%
Maryland Economic Development Corp., (Purple Line Light Rail), (AMT), 5.00%, 3/31/51	$1,000	$1,090,170
Maryland Economic Development Corp., (Transportation Facilities), 5.00%, 6/1/32	500	567,320
Maryland Transportation Authority, 4.00%, 7/1/27	1,000	1,059,910
Washington Metropolitan Area Transit Authority, 5.00%, 7/1/31	1,000	1,173,230
		$3,890,630

Water and Sewer — 2.0%
Washington Suburban Sanitary District, 5.00%, 6/15/30	$1,000	$1,192,280
		$1,192,280

Total Tax-Exempt Investments — 100.8% (identified cost $60,080,507)		$61,420,580

Other Assets, Less Liabilities — (0.8)%		$(503,590)

Net Assets — 100.0%		$60,916,990

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Maryland municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2018, 20.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.7% to 11.5% of total investments.

(1)	When-issued security.

(2)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at February 28, 2018.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2018, the aggregate value of these securities is $727,920 or 1.2% of the Fund’s net assets.

(4)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

18	See Notes to Financial Statements.

Eaton Vance

Maryland Municipal Income Fund

February 28, 2018

Portfolio of Investments (Unaudited) — continued

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
NPFG	–	National Public Finance Guaranty Corp.
SPA	–	Standby Bond Purchase Agreement

19	See Notes to Financial Statements.

Eaton Vance

Missouri Municipal Income Fund

February 28, 2018

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 96.3%
Security	Principal Amount (000’s omitted)	Value

Education — 4.9%
Missouri Health and Educational Facilities Authority, (University of Central Missouri), 5.00%, 10/1/34	$1,000	$1,114,550
Missouri Health and Educational Facilities Authority, (Washington University), (SPA: JPMorgan Chase Bank, N.A.), 1.04%, 3/1/40(1)	2,000	2,000,000
		$3,114,550

Electric Utilities — 3.5%
Missouri Joint Municipal Electric Utility Commission, (Iatan 2 Project), 5.00%, 1/1/34	$1,000	$1,114,140
Missouri Joint Municipal Electric Utility Commission, (Prairie State Energy Campus), 5.00%, 12/1/31	1,000	1,124,500
		$2,238,640

Escrowed / Prerefunded — 6.0%
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	$270	$289,178
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	295	316,588
Kansas City, Tax Increment Revenue, (Maincor Project), Escrowed to Maturity, 5.25%, 3/1/18	195	195,000
Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Revenue, (Revolving Funds Program), Prerefunded to 1/1/21, 5.00%, 7/1/30	970	1,058,920
Missouri Health and Educational Facilities Authority, (Children’s Mercy Hospital), Prerefunded to 5/15/19, 5.625%, 5/15/39	830	870,437
Wentzville R-IV School District, Prerefunded to 3/1/19, 0.00%, 3/1/28	1,975	1,126,955
		$3,857,078

General Obligations — 21.2%
Columbia School District, 5.00%, 3/1/31	$1,000	$1,088,380
Greene County Reorganized School District No. 3, 4.00%, 3/1/35	545	590,262
Hazelwood School District, 5.00%, 3/1/27	1,000	1,190,550
Independence School District, 5.00%, 3/1/30	1,000	1,063,520
Independence School District, (Direct Deposit Program), 5.00%, 3/1/29	205	217,813
Independence School District, (Direct Deposit Program), 5.00%, 3/1/29	795	846,301
Jefferson City School District, 5.00%, 3/1/36	1,000	1,137,460
Joplin Schools, 5.00%, 3/1/30	1,000	1,180,010
Kansas City, 4.75%, 2/1/25	1,000	1,002,670
Kansas City, 5.00%, 2/1/32(2)	450	530,244

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Lake Ozark Osage School, (School Building), 5.00%, 3/1/34	$1,000	$1,117,750
Springfield School District No. R-12, 5.00%, 3/1/33	1,000	1,129,800
University City School District, 0.00%, 2/15/32	1,000	624,750
University City School District, 0.00%, 2/15/33	1,000	598,730
Wentzville R-IV School District, 0.00%, 3/1/27	805	618,538
Wentzville R-IV School District, 0.00%, 3/1/28	1,025	582,856
		$13,519,634

Hospital — 16.7%
Boone County, (Boone Hospital Center), 4.00%, 8/1/38	$1,000	$997,200
Cape Girardeau County Industrial Development Authority, (St. Francis Medical Center), 5.00%, 6/1/37	1,000	1,062,530
Missouri Health and Educational Facilities Authority, (BJC Health System), 4.15%, 1/1/32	1,000	1,048,090
Missouri Health and Educational Facilities Authority, (BJC Health System), 5.00%, 1/1/30	1,000	1,113,270
Missouri Health and Educational Facilities Authority, (Children’s Mercy Hospital), 4.00%, 5/15/42	1,000	1,018,480
Missouri Health and Educational Facilities Authority, (Children’s Mercy Hospital), 5.625%, 5/15/39	170	177,623
Missouri Health and Educational Facilities Authority, (Heartland Regional Medical Center), 5.00%, 2/15/37	1,000	1,071,170
Missouri Health and Educational Facilities Authority, (Mercy Health), 5.00%, 11/15/47	1,000	1,113,740
Missouri Health and Educational Facilities Authority, (Saint Luke’s Health System), 4.00%, 11/15/33	1,480	1,527,079
Missouri Health and Educational Facilities Authority, (SSM Health Care), Prerefunded to 6/1/18, 5.00%, 6/1/36	1,000	1,009,130
Saline County Industrial Development Authority, (John Fitzgibbon Memorial Hospital), 5.60%, 12/1/28	500	524,970
		$10,663,282

Housing — 0.4%
Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 4.50%, 9/1/29	$65	$66,300
Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 4.70%, 3/1/35	210	218,276
		$284,576

Industrial Development Revenue — 2.8%
Missouri Development Finance Authority, Solid Waste Disposal, (Procter & Gamble Paper Products), (AMT), 5.20%, 3/15/29	$1,540	$1,810,347
		$1,810,347

20	See Notes to Financial Statements.

Eaton Vance

Missouri Municipal Income Fund

February 28, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities — 1.8%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$950	$918,679
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	280	259,610
		$1,178,289

Insured – Escrowed / Prerefunded — 5.4%
Missouri Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), Escrowed to Maturity, 0.00%, 9/1/20	$3,590	$3,418,470
		$3,418,470

Insured – General Obligations — 1.7%
Francis Howell R-III School District, Saint Charles County,(NPFG), 5.25%, 3/1/21	$1,000	$1,102,380
		$1,102,380

Insured – Hospital — 3.3%
Missouri Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), 0.00%, 9/1/20	$2,250	$2,122,492
		$2,122,492

Insured – Lease Revenue / Certificates of Participation — 6.2%
Jackson County, Leasehold Revenue, (Truman Sports Complex), (AMBAC), 0.00%, 12/1/20	$1,000	$935,540
Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/26	2,170	1,675,587
Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/30	2,105	1,379,091
		$3,990,218

Insured – Special Tax Revenue — 6.5%
Bi-State Development Agency, Missouri and Illinois Metropolitan District, (Saint Clair County Metrolink), (AGM), 5.25%, 7/1/28	$2,355	$2,864,669
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	3,280	622,445
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	3,725	670,910
		$4,158,024

Insured – Transportation — 3.8%
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	$1,060	$1,158,347
Saint Louis Airport, (Lambert International Airport), (NPFG), 5.50%, 7/1/30	1,000	1,257,220
		$2,415,567

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care — 5.7%
Lee’s Summit Industrial Development Authority, Senior Living Facilities, (John Knox Village), 5.125%, 8/15/32	$925	$925,962
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/40	500	529,765
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/35	1,000	1,082,030
Saint Louis County Industrial Development Authority, (Friendship Village of St. Louis), 5.00%, 9/1/37	500	555,460
Saint Louis County Industrial Development Authority, (St. Andrew’s Resources for Seniors Obligated Group), 5.00%, 12/1/35	500	525,850
		$3,619,067

Special Tax Revenue — 0.5%
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40(3)	$530	$302,763
		$302,763

Water and Sewer — 5.9%
Kansas City, Sanitation Sewer System Revenue, 5.25%, 1/1/34	$1,100	$1,134,452
Kansas City, Water Revenue, 5.25%, 12/1/32	1,165	1,197,573
Metropolitan Saint Louis Sewer District, 5.00%, 5/1/30	1,000	1,113,750
Metropolitan Saint Louis Sewer District, 5.00%, 5/1/36	250	290,228
		$3,736,003

Total Tax-Exempt Investments — 96.3% (identified cost $58,860,966)		$61,531,380

Other Assets, Less Liabilities — 3.7%		$2,380,960

Net Assets — 100.0%		$63,912,340

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Missouri municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2018, 29.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.9% to 16.9% of total investments.

(1)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at February 28, 2018.

(2)	When-issued security.

(3)	Issuer is in default with respect to interest payments.

21	See Notes to Financial Statements.

Eaton Vance

Missouri Municipal Income Fund

February 28, 2018

Portfolio of Investments (Unaudited) — continued

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation

Interest Rate Futures
U.S. 10-Year Treasury Note	19	Short	Jun-18	$(2,280,891)	$6,495
U.S. Long Treasury Bond	6	Short	Jun-18	(860,625)	881

					$7,376

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

GNMA	–	Government National Mortgage Association
NPFG	–	National Public Finance Guaranty Corp.
SFMR	–	Single Family Mortgage Revenue
SPA	–	Standby Bond Purchase Agreement

22	See Notes to Financial Statements.

Eaton Vance

North Carolina Municipal Income Fund

February 28, 2018

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 103.7%
Security	Principal Amount (000’s omitted)	Value

Education — 6.5%
Appalachian State University, 5.00%, 10/1/26	$225	$265,021
North Carolina Capital Facilities Finance Agency, (Davidson College), 5.00%, 3/1/25	365	405,676
North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/44	2,000	2,297,321
North Carolina State University at Raleigh, 5.00%, 10/1/42	1,140	1,269,960
University of North Carolina at Charlotte, 4.00%, 10/1/34	770	817,201
University of North Carolina at Charlotte, Prerefunded to 4/1/22, 5.00%, 4/1/32	1,250	1,401,962
University of North Carolina at Greensboro, 4.00%, 4/1/36	1,000	1,056,070
University of North Carolina at Greensboro, 5.00%, 4/1/26	660	757,746
		$8,270,957

Electric Utilities — 3.4%
North Carolina Eastern Municipal Power Agency, Prerefunded to 1/1/19, 6.75%, 1/1/24	$2,000	$2,088,160
North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/30	355	364,432
North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/31	885	975,527
North Carolina Municipal Power Agency No. 1, (Catawba), Prerefunded to 1/1/19, 5.00%, 1/1/30	875	901,346
		$4,329,465

Escrowed / Prerefunded — 21.1%
Cabarrus County Certificates of Participation, Prerefunded to 6/1/18, 5.00%, 6/1/29	$1,550	$1,564,338
Cabarrus County Certificates of Participation, Prerefunded to 6/1/18, 5.25%, 6/1/28	1,400	1,413,818
Cape Fear Public Utility Authority, Water and Sewer System, Prerefunded to 8/1/18, 5.00%, 8/1/35	2,505	2,543,627
Durham County Certificates of Participation, Prerefunded to 6/1/19, 5.00%, 6/1/31	1,000	1,043,320
North Carolina Capital Facilities Finance Agency, (Duke University), Prerefunded to 4/1/19, 5.00%, 10/1/38(1)	5,000	5,191,750
North Carolina Capital Facilities Finance Agency, (Wake Forest University), Prerefunded to 1/1/19, 5.00%, 1/1/38	2,450	2,523,770
North Carolina Medical Care Commission, (Duke University Health System), Prerefunded to 6/1/19, 5.00%, 6/1/42	2,295	2,395,865
North Carolina Medical Care Commission, (University Health Systems of Eastern Carolina), Prerefunded to 12/1/18, 6.25%, 12/1/33	2,500	2,589,950
North Carolina, Capital Improvement Limited Obligation Bonds, Prerefunded to 5/1/21, 5.00%, 5/1/30	1,000	1,101,210

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)
North Carolina, Capital Improvement Limited Obligation Bonds, Prerefunded to 5/1/20, 5.25%, 5/1/31	$1,000	$1,078,640
University of North Carolina at Greensboro, Prerefunded to 4/1/22, 5.00%, 4/1/31	1,020	1,146,133
Wake County, Prerefunded to 6/1/19, 5.00%, 6/1/36	1,000	1,043,950
Winston-Salem, Water and Sewer System, Prerefunded to 6/1/19, 5.00%, 6/1/34	1,000	1,043,950
Winston-Salem, Water and Sewer System, Prerefunded to 6/1/19, 5.00%, 6/1/39	2,000	2,087,900
		$26,768,221

General Obligations — 4.3%
Forsyth County, 4.00%, 3/1/28	$735	$811,491
Greensboro, Series 2014, 5.00%, 2/1/27	650	749,619
Greensboro, Series 2016, 5.00%, 2/1/27	1,000	1,197,840
North Carolina, 5.00%, 6/1/22	500	563,815
Winston-Salem, 4.00%, 6/1/29	1,925	2,091,051
		$5,413,816

Hospital — 15.4%
New Hanover County, (New Hanover Regional Medical Center), 5.00%, 10/1/30	$250	$289,555
New Hanover County, (New Hanover Regional Medical Center), 5.00%, 10/1/34	1,000	1,138,640
North Carolina Medical Care Commission, (Cape Fear Valley Health System), 5.00%, 10/1/32	2,000	2,148,260
North Carolina Medical Care Commission, (Duke University Health System), 5.00%, 6/1/42	1,250	1,361,963
North Carolina Medical Care Commission, (Mission Health System, Inc.), 5.00%, 10/1/31	1,650	1,921,475
North Carolina Medical Care Commission, (North Carolina Baptist Hospital), 5.25%, 6/1/29	3,100	3,319,511
North Carolina Medical Care Commission, (Novant Health Obligated Group), 4.75%, 11/1/43	1,000	1,047,830
North Carolina Medical Care Commission, (Rex Healthcare, Inc.), 5.00%, 7/1/30	910	958,803
North Carolina Medical Care Commission, (Rex Healthcare, Inc.), 5.00%, 7/1/32	1,000	1,125,310
North Carolina Medical Care Commission, (Southeastern Regional Medical Center), 5.00%, 6/1/32	1,645	1,783,854
North Carolina Medical Care Commission, (Vidant Health), 5.00%, 6/1/31	2,000	2,255,940
North Carolina Medical Care Commission, (WakeMed), 5.00%, 10/1/31	2,000	2,199,620
		$19,550,761

23	See Notes to Financial Statements.

Eaton Vance

North Carolina Municipal Income Fund

February 28, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue — 0.6%
Columbus County Industrial Facilities & Pollution Control Financing Authority, 5.70%, 5/1/34	$750	$811,785
		$811,785

Insured – Education — 0.0%(2)
University of North Carolina, (AGC), 5.00%, 10/1/33	$35	$35,674
		$35,674

Insured – Electric Utilities — 1.7%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,740	$1,613,293
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	600	552,282
		$2,165,575

Insured – Escrowed / Prerefunded — 7.6%
Johnston Memorial Hospital Authority, (AGM), Prerefunded to 4/1/18, 5.25%, 10/1/36(1)	$6,560	$6,581,517
Monroe, Certificates of Participation, (AGC), Prerefunded to 3/1/19, 5.50%, 3/1/39	1,000	1,040,660
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), Prerefunded to 1/1/19, 5.375%, 1/1/26	1,000	1,032,770
University of North Carolina, (AGC), Prerefunded to 10/1/18, 5.00%, 10/1/33	120	122,559
University of North Carolina, (AGC), Prerefunded to 10/1/18, 5.00%, 10/1/33	360	367,675
University of North Carolina, (AGC), Prerefunded to 10/1/18, 5.00%, 10/1/33	535	546,406
		$9,691,587

Insured – General Obligations — 0.2%
Puerto Rico, (NPFG), 5.50%, 7/1/20	$285	$288,776
		$288,776

Insured – Special Tax Revenue — 0.4%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	$550	$557,727
		$557,727

Insured – Transportation — 3.8%
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/35	$6,500	$3,376,295
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	1,300	1,420,614
		$4,796,909

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation — 19.9%
Buncombe County, 5.00%, 6/1/29	$750	$859,665
Buncombe County, 5.00%, 6/1/31	1,000	1,140,620
Burke County, Limited Obligation Bonds, 5.00%, 4/1/26	175	206,407
Burke County, Limited Obligation Bonds, 5.00%, 4/1/27	250	297,577
Cabarrus County, Limited Obligation Bonds, 5.00%, 6/1/28	1,600	1,899,296
Cabarrus County, Limited Obligation Bonds, 5.00%, 4/1/29	1,000	1,162,010
Cabarrus County, Limited Obligation Bonds, 5.00%, 4/1/30	1,000	1,157,310
Cabarrus County, Limited Obligation Bonds, 5.00%, 6/1/30	1,300	1,529,216
Davidson County, Limited Obligation Bonds, 5.00%, 6/1/31	2,010	2,333,550
Durham Capital Financing Corp., 5.00%, 6/1/32	1,700	1,891,216
Durham Capital Financing Corp., 5.00%, 6/1/38	1,000	1,114,890
Mecklenburg County Public Facilities Corp., 5.00%, 2/1/28	1,400	1,698,760
North Carolina Turnpike Authority, (Monroe Connector System), 5.00%, 7/1/31	1,000	1,097,530
North Carolina Turnpike Authority, (Monroe Connector System), 5.00%, 7/1/36	1,750	1,914,745
North Carolina, Limited Obligation Bonds, 5.00%, 5/1/30	1,000	1,183,800
Orange County Public Facilities Co., 4.00%, 10/1/31	400	431,356
Raleigh, Limited Obligation Bonds, 5.00%, 2/1/27	1,000	1,177,690
Scotland County, Limited Obligation Bonds, 5.00%, 12/1/29	500	585,795
Scotland County, Limited Obligation Bonds, 5.00%, 12/1/31	355	412,975
Scotland County, Limited Obligation Bonds, 5.00%, 12/1/33	250	288,773
Watauga Public Facilities Corp., 5.00%, 6/1/27	1,000	1,103,500
Wayne County, Limited Obligation Bonds, 5.00%, 6/1/27	250	298,345
Wayne County, Limited Obligation Bonds, 5.00%, 6/1/28	500	591,735
Winston-Salem, 5.00%, 6/1/27	750	862,942
		$25,239,703

Other Revenue — 1.9%
Durham County Industrial Facilities & Pollution Control Financing Authority, (Research Triangle Institute), 5.00%, 2/1/24	$1,000	$1,145,500
Durham County Industrial Facilities & Pollution Control Financing Authority, (Research Triangle Institute), 5.00%, 2/1/25	1,035	1,200,476
		$2,345,976

Senior Living / Life Care — 2.6%
North Carolina Medical Care Commission, (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/31	$2,000	$2,301,460
North Carolina Medical Care Commission, (United Church Homes and Services), 5.00%, 9/1/46	1,000	1,043,600
		$3,345,060

24	See Notes to Financial Statements.

Eaton Vance

North Carolina Municipal Income Fund

February 28, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Solid Waste — 0.9%
Mecklenburg County, Special Obligation, 5.00%, 1/1/26	$1,000	$1,085,880
		$1,085,880

Transportation — 5.2%
Charlotte Airport, 5.50%, 7/1/34	$535	$582,273
Charlotte Airport, (AMT), 5.00%, 7/1/36	1,500	1,626,075
Charlotte Airport, (AMT), 5.375%, 7/1/28	1,000	1,076,690
North Carolina Ports Authority, 5.25%, 2/1/40	1,000	1,050,670
Raleigh-Durham Airport Authority, (AMT), 5.00%, 5/1/36	2,000	2,271,980
		$6,607,688

Water and Sewer — 8.2%
Brunswick County, (Water and Wastewater Systems), 5.00%, 4/1/30	$750	$857,880
Buncombe County Metropolitan Sewerage District, 5.00%, 7/1/26	305	354,029
Buncombe County Metropolitan Sewerage District, 5.00%, 7/1/28	540	621,988
Cape Fear Public Utility Authority, Water and Sewer System Revenue, 5.00%, 8/1/29	1,375	1,609,314
Cary, Combined Enterprise System Revenue, 5.00%, 12/1/30	675	807,880
Charlotte, Water and Sewer, 5.00%, 7/1/34	1,000	1,045,650
Charlotte, Water and Sewer, 5.00%, 7/1/38	1,750	1,884,715
Jacksonville, Enterprise Systems Revenue, 5.00%, 5/1/26	625	736,181
Raleigh, Combined Enterprise System Revenue, 5.00%, 3/1/25	1,000	1,137,910
Union County, Enterprise Systems Revenue, 4.00%, 6/1/30	1,200	1,302,300
		$10,357,847

Total Tax-Exempt Investments — 103.7% (identified cost $127,658,664)		$131,663,407

Other Assets, Less Liabilities — (3.7)%		$(4,642,948)

Net Assets — 100.0%		$127,020,459

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by North Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2018, 13.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 6.0% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	Amount is less than 0.05%.

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
NPFG	–	National Public Finance Guaranty Corp.

25	See Notes to Financial Statements.

Eaton Vance

Oregon Municipal Income Fund

February 28, 2018

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 104.0%
Security	Principal Amount (000’s omitted)	Value

Education — 8.8%
Forest Grove, (Pacific University), 5.00%, 5/1/30	$500	$552,470
Forest Grove, (Pacific University), 5.25%, 5/1/34	1,000	1,076,550
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	2,000	2,233,120
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/34	1,000	1,047,000
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/27	500	566,080
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/29	500	560,980
Oregon Facilities Authority, (Willamette University), 5.00%, 10/1/40	1,000	1,131,700
University of Oregon, 5.00%, 4/1/48	2,000	2,295,040
		$9,462,940

Electric Utilities — 1.3%
Port of Morrow, (Portland General Electric), 5.00%, 5/1/33	$1,250	$1,348,063
		$1,348,063

Escrowed / Prerefunded — 12.5%
Deschutes County Hospital Facilities Authority, (Cascade Healthcare Community), Prerefunded to 1/1/19, 8.25%, 1/1/38	$2,500	$2,637,175
Oregon Facilities Authority, (Reed College), Prerefunded to 7/1/20, 4.75%, 7/1/32	250	268,238
Oregon Facilities Authority, (Reed College), Prerefunded to 7/1/20, 5.00%, 7/1/29	250	269,662
Oregon Facilities Authority, (Reed College), Prerefunded to 7/1/20, 5.125%, 7/1/41	1,630	1,762,845
Oregon Health and Science University, Prerefunded to 7/1/19, 5.75%, 7/1/39	2,000	2,111,240
Port of Portland, Portland International Airport, Prerefunded to 7/1/18, 5.00%, 7/1/29	4,000	4,048,560
Tri-County Metropolitan Transportation District, Prerefunded to 9/1/22, 5.00%, 9/1/30	2,000	2,267,880
		$13,365,600

General Obligations — 30.4%
Central School District No. 13J, Polk, Marion and Benton Counties, 0.00%, 6/15/38	$750	$348,780
Chemeketa Community College District, 5.00%, 6/15/25	1,000	1,158,420
David Douglas School District No. 40, Multnomah County, 0.00%, 6/15/24	1,640	1,415,992
Fern Ridge School District 28J, Lane and Douglas Counties, 4.00%, 6/15/24	1,055	1,162,631

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Fern Ridge School District 28J, Lane and Douglas Counties, 5.00%, 6/15/25	$525	$616,880
Forest Grove School District No. 15, Washington County, 0.00%, 6/15/26	1,975	1,584,029
Greater Albany School District No. 8J, 5.00%, 6/15/30	60	70,887
Gresham-Barlow School District No. 10Jt, 5.00%, 6/15/28	1,000	1,193,190
Klamath County School District, 5.00%, 6/15/29	1,155	1,308,118
Lake Oswego, 5.00%, 6/1/33	2,450	2,759,631
Medford, 5.00%, 7/15/32	545	611,882
Medford School District No. 549C, Jackson County, Prerefunded to 6/15/18, 5.00%, 6/15/33	2,000	2,021,140
North Clackamas School District No. 12, Clackamas County, 5.00%, 6/15/28	2,500	2,886,550
Oregon Elderly and Disabled Housing, (AMT), 5.65%, 8/1/26	1,155	1,157,992
Pendleton School District No. 16R, Umatilla County, 5.00%, 6/15/24	1,220	1,415,603
Pendleton School District No. 16R, Umatilla County, 5.00%, 6/15/28	1,000	1,150,200
Philomath School District No. 17J, Benton and Polk Counties, 0.00%, 6/15/28	1,000	722,870
Philomath School District No. 17J, Benton and Polk Counties, 0.00%, 6/15/30	700	462,602
Philomath School District No. 17J, Benton and Polk Counties, 0.00%, 6/15/31	425	269,080
Portland Housing Authority, (Pearl Court LP), (AMT), 4.625%, 1/1/27	1,280	1,283,776
Portland Housing Authority, (Yards Union Station Project), (AMT), 4.75%, 5/1/22	465	465,874
Portland Housing Authority, (Yards Union Station Project), (AMT), 4.85%, 5/1/29	2,740	2,742,740
Redmond, 5.00%, 6/1/28	605	688,206
Redmond School District No. 2J, Deschutes and Jefferson Counties, 0.00%, 6/15/25	460	384,661
Redmond School District No. 2J, Deschutes and Jefferson Counties, 0.00%, 6/15/27	3,175	2,436,813
Riverdale School District No. 51J, Multnomah and Clackamas Counties, 0.00%, 6/15/29	1,000	694,220
Riverdale School District No. 51J, Multnomah and Clackamas Counties, 0.00%, 6/15/30	1,215	801,001
Salem-Keizer School District No. 24J, 0.00%, 6/15/29	1,050	732,995
		$32,546,763

Hospital — 8.1%
Astoria Hospital Facilities Authority, (Columbia Memorial Hospital), 5.00%, 8/1/41	$310	$328,767
Klamath Falls Intercommunity Hospital Authority, (Sky Lakes Medical Center), 5.00%, 9/1/20	1,320	1,423,132

26	See Notes to Financial Statements.

Eaton Vance

Oregon Municipal Income Fund

February 28, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Klamath Falls Intercommunity Hospital Authority, (Sky Lakes Medical Center), 5.00%, 9/1/22	$250	$279,835
Oregon Facilities Authority, (Legacy Health System), 5.00%, 3/15/30	3,685	3,858,895
Oregon Facilities Authority, (PeaceHealth), 5.00%, 11/15/29	1,500	1,690,605
Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/29	1,000	1,132,050
		$8,713,284

Housing — 4.3%
Oregon Housing and Community Services Department, (AMT), 5.15%, 7/1/42	$4,430	$4,584,607
		$4,584,607

Insured – Electric Utilities — 3.3%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$1,045	$1,010,546
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	2,760	2,559,017
		$3,569,563

Insured – Escrowed / Prerefunded — 0.7%
Beaverton School District, (AGC), Prerefunded to 6/1/19, 5.125%, 6/1/36	$715	$747,525
		$747,525

Insured – General Obligations — 6.8%
Lebanon Community School District No. 9, Linn County, (NPFG), 5.50%, 6/15/30	$4,000	$4,984,240
Newport, (AGC), 0.00%, 6/1/28	1,000	730,360
Newport, (AGC), 0.00%, 6/1/29	1,225	851,497
West Linn-Wilsonville School District No. 3Jt, Clackamas and Washington Counties, (NPFG), 0.00%, 6/15/23	800	711,136
		$7,277,233

Insured – Hospital — 6.5%
Medford Hospital Facilities Authority, (Asante Health System), (AGM), 5.50%, 8/15/28	$3,000	$3,239,580
Oregon Health and Science University, (NPFG), 0.00%, 7/1/21	4,135	3,660,633
		$6,900,213

Insured – Special Tax Revenue — 2.2%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	$6,100	$1,293,871
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	1,015	1,029,261
		$2,323,132

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation — 2.9%
Jackson County, Airport, (XLCA), (AMT), 5.25%, 12/1/23	$1,080	$1,083,283
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	1,800	1,967,004
		$3,050,287

Other Revenue — 9.0%
Metro, (Oregon Convention Center Hotel), 5.00%, 6/15/29	$440	$516,296
Oregon Department of Administrative Services, Prerefunded to 4/1/19, 5.00%, 4/1/28(1)	8,740	9,075,179
		$9,591,475

Senior Living / Life Care — 1.2%
Multnomah County Hospital Facilities Authority, (Mirabella at South Waterfront), 5.00%, 10/1/24	$415	$456,932
Multnomah County Hospital Facilities Authority, (Terwilliger Plaza, Inc.), 5.00%, 12/1/36	750	835,897
		$1,292,829

Special Tax Revenue — 0.8%
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40(2)	$1,525	$871,156
		$871,156

Transportation — 2.8%
Port of Portland, (Portland International Airport), (AMT), 5.00%, 7/1/29	$1,155	$1,332,986
Redmond, Airport Revenue, 5.50%, 6/1/24	215	224,406
Redmond, Airport Revenue, 5.75%, 6/1/27	200	209,452
Redmond, Airport Revenue, 6.00%, 6/1/34	550	577,643
Redmond, Airport Revenue, 6.25%, 6/1/39	600	631,842
		$2,976,329

Water and Sewer — 2.4%
Clackamas River Water, 5.00%, 11/1/29	$100	$114,396
Grants Pass, Wastewater Revenue, 4.00%, 12/1/36	1,160	1,227,164
Grants Pass, Wastewater Revenue, 4.00%, 12/1/37	1,205	1,271,685
		$2,613,245

Total Tax-Exempt Investments — 104.0% (identified cost $106,554,643)		$111,234,244

Other Assets, Less Liabilities — (4.0)%		$(4,277,554)

Net Assets — 100.0%		$106,956,690

27	See Notes to Financial Statements.

Eaton Vance

Oregon Municipal Income Fund

February 28, 2018

Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Oregon municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2018, 21.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 11.6% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	Issuer is in default with respect to interest payments.

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

28	See Notes to Financial Statements.

Eaton Vance

South Carolina Municipal Income Fund

February 28, 2018

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 103.4%
Security	Principal Amount (000’s omitted)	Value

Education — 8.9%
Clemson University, 5.00%, 5/1/26	$2,000	$2,375,220
College of Charleston, Academic and Administrative Facilities, 5.00%, 4/1/37	2,695	2,905,156
Florence-Darlington Commission for Technical Education, 5.00%, 3/1/28	600	668,766
South Carolina Jobs-Economic Development Authority, (Furman University), 5.00%, 10/1/32	2,000	2,281,020
South Carolina Jobs-Economic Development Authority, (Furman University), 5.00%, 10/1/45	2,000	2,240,580
University of South Carolina, Higher Education, 5.00%, 5/1/30	600	676,566
		$11,147,308

Electric Utilities — 2.9%
Piedmont Municipal Power Agency, 5.00%, 1/1/24	$250	$285,600
Piedmont Municipal Power Agency, 5.00%, 1/1/25	1,000	1,154,020
South Carolina Public Service Authority, 5.00%, 12/1/37	2,000	2,222,680
		$3,662,300

Escrowed / Prerefunded — 23.0%
Charleston Waterworks and Sewer Revenue, Prerefunded to 1/1/21, 5.00%, 1/1/30	$1,000	$1,091,670
Charleston Waterworks and Sewer Revenue, Prerefunded to 1/1/21, 5.00%, 1/1/35	3,000	3,275,010
Columbia Waterworks and Sewer Revenue, Prerefunded to 2/1/20, 5.00%, 2/1/40	3,500	3,724,070
Georgetown County, Prerefunded to 3/1/23, 5.00%, 3/1/31	2,510	2,867,700
Georgetown County, Prerefunded to 3/1/23, 5.00%, 3/1/33	2,750	3,141,903
Greenwood County, (Self Regional Healthcare), Prerefunded to 10/1/19, 5.375%, 10/1/39	3,835	4,059,999
South Carolina Jobs-Economic Development Authority, (Kershaw County Medical Center), Prerefunded to 9/15/18, 6.00%, 9/15/38	3,380	3,464,568
South Carolina Public Service Authority, Prerefunded to 1/1/19, 5.375%, 1/1/28	4,355	4,497,713
South Carolina Public Service Authority, Prerefunded to 1/1/19, 5.375%, 1/1/28	155	160,079
South Carolina Public Service Authority, Prerefunded to 1/1/19, 5.50%, 1/1/38	205	211,929
South Carolina Public Service Authority, Prerefunded to 1/1/19, 5.50%, 1/1/38	2,375	2,455,275
		$28,949,916

General Obligations — 14.8%
Aiken County Consolidated School District, 5.00%, 3/1/25	$2,020	$2,369,218
Anderson County School District No. 5, 5.00%, 3/1/30	2,000	2,314,860

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Hilton Head Island, 4.00%, 3/1/23	$605	$661,065
Hilton Head Island, 4.00%, 3/1/24	635	700,392
Hilton Head Island, 4.00%, 3/1/25	565	627,139
Horry County School District, 5.00%, 3/1/24	1,500	1,739,340
Horry County School District, 5.00%, 3/1/25	1,500	1,748,790
Lexington County School District No. 1, 5.00%, 2/1/26	1,060	1,255,867
Richland County, (Richland Library), 5.00%, 3/1/25	1,540	1,817,138
Richland-Lexington Airport District, (AMT), Prerefunded to 3/1/23, 3.00%, 3/1/27	580	600,729
Richland-Lexington Airport District, (AMT), 4.00%, 3/1/22	195	209,134
Richland-Lexington Airport District, (AMT), 4.00%, 3/1/24	685	737,327
South Carolina, (Air Carrier Hub Terminal A), 1.00%, 4/1/25	4,275	3,858,615
		$18,639,614

Hospital — 14.2%
Florence County, (McLeod Regional Medical Center), 5.00%, 11/1/30	$1,500	$1,683,975
Florence County, (McLeod Regional Medical Center), 5.00%, 11/1/37	1,000	1,058,990
Greenville Health System, 5.00%, 5/1/31	1,500	1,668,900
Greenwood County, (Self Regional Healthcare), 4.00%, 10/1/21	1,050	1,126,345
Lexington County Health Services District, Inc., (Lexington Medical Center), 5.00%, 11/1/29	500	581,965
South Carolina Jobs-Economic Development Authority, (AnMed Health), 5.00%, 2/1/36	2,500	2,764,925
South Carolina Jobs-Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/28	2,500	2,760,700
South Carolina Jobs-Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/29	450	496,094
South Carolina Jobs-Economic Development Authority, (Palmetto Health), 5.75%, 8/1/39	3,420	3,537,101
Spartanburg Regional Health Services District, Inc., 5.00%, 4/15/48	2,000	2,196,460
		$17,875,455

Industrial Development Revenue — 1.4%
Richland County, (International Paper Co.), (AMT), 3.875%, 4/1/23	$1,670	$1,775,611
		$1,775,611

Insured – Electric Utilities — 5.0%
Piedmont Municipal Power Agency, (NPFG), 0.00%, 1/1/23	$1,090	$957,096
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,075	1,039,557
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	1,350	1,270,593

29	See Notes to Financial Statements.

Eaton Vance

South Carolina Municipal Income Fund

February 28, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities (continued)
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$2,375	$2,202,053
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	950	874,447
		$6,343,746

Insured – Escrowed / Prerefunded — 7.8%
Greenwood Metropolitan District, Sewer System, (AGM), Prerefunded to 10/1/18, 5.00%, 10/1/30(1)	$7,500	$7,657,725
Lexington, Waterworks and Sewer Revenue, (AGC), Prerefunded to 1/15/20, 5.00%, 1/15/35	2,025	2,154,357
		$9,812,082

Insured – Lease Revenue / Certificates of Participation — 2.9%
St. Peters Parish/Jasper County Public Facilities Corp., (County Office Buildings), (AGM), 5.00%, 4/1/31	$1,000	$1,067,530
Sumter Two School Facilities, Inc., (Sumter School District), (BAM), 5.00%, 12/1/23	1,000	1,120,510
Sumter Two School Facilities, Inc., (Sumter School District), (BAM), 5.00%, 12/1/24	1,280	1,449,459
		$3,637,499

Insured – Special Tax Revenue — 0.8%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/41	$4,075	$948,008
		$948,008

Insured – Transportation — 1.5%
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	$1,700	$1,857,726
		$1,857,726

Insured – Utilities — 3.3%
Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/27	$1,000	$1,182,190
Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/32	2,000	2,446,040
Newberry, (Combined Public Utility System), (AGM), 5.00%, 4/1/30	500	569,165
		$4,197,395

Lease Revenue / Certificates of Participation — 8.6%
Allendale County School District, (Refunding & Improvement), 5.00%, 12/1/22	$1,155	$1,299,433
Allendale County School District, (Refunding & Improvement), 5.00%, 12/1/24	500	573,470
Charleston Educational Excellence Financing Corp., (Charleston County School District), 5.00%, 12/1/30	2,000	2,255,780
Charleston Educational Excellence Financing Corp., (Charleston County School District), 5.00%, 12/1/30(1)	3,875	4,370,573

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation (continued)
Dorchester County School District No. 2, (Growth Installment Purchase), 5.00%, 12/1/27	$1,000	$1,137,620
Securing Assets for Education, (Berkeley County School District), 5.00%, 12/1/27	1,000	1,140,500
		$10,777,376

Special Tax Revenue — 1.3%
Hilton Head Island, Beach Preservation Fee Pledge, 5.00%, 8/1/25	$400	$467,872
Myrtle Beach, (Hospitality Fee), 5.00%, 6/1/26	1,000	1,131,370
		$1,599,242

Student Loan — 1.0%
South Carolina Education Assistance Authority, 5.10%, 10/1/29	$1,255	$1,296,139
		$1,296,139

Transportation — 3.2%
South Carolina Ports Authority, 5.25%, 7/1/40	$3,725	$3,993,051
		$3,993,051

Water and Sewer — 2.8%
Charleston Waterworks and Sewer System Revenue, 5.00%, 1/1/29	$1,550	$1,851,227
Mount Pleasant, Waterworks and Sewer System Revenue, 5.00%, 6/1/37	1,000	1,157,790
North Charleston Sewer District, 2.00%, 1/1/29	500	452,310
		$3,461,327

Total Tax-Exempt Investments — 103.4% (identified cost $125,882,350)		$129,973,795

Other Assets, Less Liabilities — (3.4)%		$(4,331,036)

Net Assets — 100.0%		$125,642,759

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by South Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2018, 20.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.0% to 7.2% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

30	See Notes to Financial Statements.

Eaton Vance

South Carolina Municipal Income Fund

February 28, 2018

Portfolio of Investments (Unaudited) — continued

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.
NPFG	–	National Public Finance Guaranty Corp.

31	See Notes to Financial Statements.

Eaton Vance

Virginia Municipal Income Fund

February 28, 2018

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 104.9%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 2.9%
Virginia Resources Authority, Infrastructure Revenue, (Pooled Financing Program), 4.00%, 11/1/32	$1,000	$1,075,770
Virginia Resources Authority, Infrastructure Revenue, (Pooled Financing Program), 5.25%, 11/1/33	895	918,154
		$1,993,924

Education — 2.2%
University of Virginia, 5.00%, 4/1/38	$1,320	$1,533,008
		$1,533,008

Electric Utilities — 2.2%
Chesterfield County Economic Development Authority, (Virginia Electric Power Co.), (AMT), 5.60%, 11/1/31	$1,500	$1,503,930
		$1,503,930

Escrowed / Prerefunded — 30.4%
Alexandria Industrial Development Authority, (Episcopal High School), Prerefunded to 1/1/20, 5.00%, 1/1/40	$1,700	$1,804,771
Fairfax County Industrial Development Authority, (Inova Health System Hospitals), Prerefunded to 5/15/19, 5.50%, 5/15/35	1,940	2,034,013
Fairfax County Industrial Development Authority, (Inova Health System Hospitals), Prerefunded to 5/15/19, 5.50%, 5/15/35	1,060	1,110,064
Loudoun County, Prerefunded to 7/1/19, 5.00%, 7/1/27	2,820	2,951,017
Norfolk, Prerefunded to 8/1/23, 5.00%, 8/1/28	750	864,060
Portsmouth, Prerefunded to 7/15/19, 4.75%, 7/15/25	500	522,215
Portsmouth, Prerefunded to 7/15/19, 5.25%, 7/15/25	390	409,687
Portsmouth, Prerefunded to 7/15/19, 5.25%, 7/15/25	285	299,586
Virginia College Building Authority, Prerefunded to 9/1/18, 5.00%, 9/1/33	1,000	1,019,030
Virginia College Building Authority, Prerefunded to 9/1/18, 5.00%, 9/1/38	275	280,233
Virginia Port Authority, (AMT), Prerefunded to 7/1/25, 5.00%, 7/1/33	3,000	3,503,790
Virginia Resources Authority, Clean Water Revenue, Prerefunded to 10/1/19, 5.00%, 10/1/31	1,000	1,054,450
Virginia Resources Authority, Infrastructure Revenue, (Pooled Funding Program), Prerefunded to 11/1/18, 5.25%, 11/1/33	1,655	1,698,609
Virginia Resources Authority, Infrastructure Revenue, (Pooled Funding Program), Prerefunded to 11/1/18, 5.25%, 11/1/33	160	164,216
Washington County Industrial Development Authority, (Davenport & Co., LLC), Prerefunded to 8/1/20, 5.25%, 8/1/30	1,500	1,629,120
Washington Metropolitan Area Transit Authority, Prerefunded to 7/1/19, 5.00%, 7/1/32	1,500	1,569,690
		$20,914,551

Security	Principal Amount (000’s omitted)	Value

General Obligations — 15.9%
Alexandria, 5.00%, 7/1/28	$1,000	$1,206,870
Arlington County, 5.00%, 8/15/32	1,000	1,174,430
Culpeper, 5.00%, 8/1/25	1,350	1,588,073
Lynchburg, 5.00%, 2/1/23	1,000	1,140,230
Newport News, 5.00%, 8/1/28	1,000	1,185,280
Norfolk, 5.00%, 9/1/36	2,140	2,439,728
Virginia, 5.00%, 6/1/31	2,000	2,193,620
		$10,928,231

Hospital — 13.2%
Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.00%, 8/15/23(1)	$5,000	$5,574,600
Fredericksburg Economic Development Authority, (Mary Washington Healthcare), 5.00%, 6/15/24	1,000	1,125,960
Henrico County Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/30	645	710,764
Smyth County Industrial Development Authority, (Mountain States Health Alliance), 5.50%, 7/1/28	1,100	1,160,137
Winchester Economic Development Authority, (Valley Health System), 5.00%, 1/1/28	450	502,385
		$9,073,846

Insured – Education — 3.7%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$2,155	$2,577,402
		$2,577,402

Insured – Electric Utilities — 1.4%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$1,000	$967,030
		$967,030

Insured – Hospital — 1.8%
Henrico County Industrial Development Authority, (Bon Secours Health System, Inc.), (NPFG), 6.25%, 8/15/20	$1,160	$1,234,391
		$1,234,391

Insured – Special Tax Revenue — 0.8%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$1,020	$569,170
		$569,170

Insured – Transportation — 12.9%
Chesapeake Bay Bridge and Tunnel District, (General Resolution), (NPFG), Escrowed to Maturity, 5.50%, 7/1/25	$2,500	$2,961,450

32	See Notes to Financial Statements.

Eaton Vance

Virginia Municipal Income Fund

February 28, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation (continued)
Norfolk Airport Authority, (AGM), 5.00%, 7/1/26	$1,000	$1,090,430
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	1,600	1,607,920
Richmond Metropolitan Authority, (NPFG), 5.25%, 7/15/22	2,870	3,058,272
Virginia Commonwealth Transportation Board, (NPFG), 0.00%, 4/1/26	200	162,062
		$8,880,134

Senior Living / Life Care — 2.7%
Albemarle County Economic Development Authority, (Westminster-Canterbury of the Blue Ridge), 5.00%, 1/1/42	$150	$155,255
Alexandria Industrial Development Authority, (Goodwin House, Inc.), 5.00%, 10/1/30	750	843,435
Harrisonburg Industrial Development Authority, (Sunnyside Presbyterian Home), 6.25%, 12/1/33	750	851,887
		$1,850,577

Special Tax Revenue — 0.2%
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/38	$3,750	$160,762
		$160,762

Transportation — 4.0%
Metropolitan Washington, DC, Airport Authority System, (AMT), 5.375%, 10/1/29	$1,000	$1,021,240
Virginia Small Business Financing Authority, (Transform 66 P3 Project), (AMT), 5.00%, 12/31/47	500	542,230
Washington Metropolitan Area Transit Authority, 5.00%, 7/1/29	1,000	1,183,120
		$2,746,590

Water and Sewer — 10.6%
Fairfax County Water Authority, 5.25%, 4/1/27	$1,795	$2,206,845
Fairfax County, Sewer Revenue, 4.00%, 7/15/37	1,000	1,059,060
Henrico County, Water and Sewer System Revenue, 5.00%, 5/1/28	1,000	1,181,120
Newport News, Water Revenue, 5.00%, 7/15/33	1,000	1,162,290
Virginia Beach, Water and Sewer System Revenue, 5.00%, 10/1/26	1,375	1,650,715
		$7,260,030

Total Tax-Exempt Investments — 104.9% (identified cost $69,929,450)		$72,193,576

Other Assets, Less Liabilities — (4.9)%		$(3,393,579)

Net Assets — 100.0%		$68,799,997

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2018, 19.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.5% to 15.2% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
NPFG	–	National Public Finance Guaranty Corp.

33	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2018

Statements of Assets and Liabilities (Unaudited)

	February 28, 2018
Assets	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Investments —
Identified cost	$71,966,651	$60,080,507	$58,860,966	$127,658,664
Unrealized appreciation	2,404,554	1,340,073	2,670,414	4,004,743
Investments, at value	$74,371,205	$61,420,580	$61,531,380	$131,663,407
Cash	$1,079,938	$1,953,517	$397,516	$869,387
Deposits for derivatives collateral — financial futures contracts	—	—	33,050	—
Interest receivable	814,822	638,097	643,798	1,670,771
Receivable for investments sold	—	—	2,015,000	1,950,000
Receivable for Fund shares sold	49,867	13,101	16,438	20,966
Total assets	$76,315,832	$64,025,295	$64,637,182	$136,174,531

Liabilities
Payable for floating rate notes issued	$—	$1,500,000	$—	$8,669,988
Payable for when-issued securities	—	1,172,140	528,129	—
Payable for variation margin on open financial futures contracts	—	—	9,989	—
Payable for Fund shares redeemed	72,595	317,388	89,272	223,893
Distributions payable	50,275	32,215	15,291	61,195
Payable to affiliates:
Investment adviser fee	18,074	13,183	14,512	35,383
Distribution and service fees	11,044	16,391	13,266	24,074
Interest expense and fees payable	—	4,624	—	63,613
Accrued expenses	58,026	52,364	54,383	75,926
Total liabilities	$210,014	$3,108,305	$724,842	$9,154,072
Net Assets	$76,105,818	$60,916,990	$63,912,340	$127,020,459

Sources of Net Assets
Paid-in capital	$82,863,677	$66,275,233	$66,893,761	$133,813,533
Accumulated undistributed (distributions in excess of) net investment income	(39,451)	(23,829)	90,876	194,436
Accumulated net realized loss	(9,122,962)	(6,674,487)	(5,750,087)	(10,992,253)
Net unrealized appreciation	2,404,554	1,340,073	2,677,790	4,004,743
Net Assets	$76,105,818	$60,916,990	$63,912,340	$127,020,459

34	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2018

Statements of Assets and Liabilities (Unaudited) — continued

	February 28, 2018
Class A Shares	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Net Assets	$37,198,768	$37,872,700	$45,657,161	$70,558,424
Shares Outstanding	4,452,459	4,365,532	4,948,331	7,989,669
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.35	$8.68	$9.23	$8.83
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$8.77	$9.11	$9.69	$9.27

Class B Shares
Net Assets	$198,588	$81,518	$66,294	$148,823
Shares Outstanding	22,247	8,618	6,503	15,669
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding, including fractional shares)	$8.93	$9.46	$10.20	$9.50

Class C Shares
Net Assets	$7,092,978	$14,280,786	$8,445,402	$17,867,434
Shares Outstanding	793,886	1,509,063	829,083	1,880,905
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.93	$9.46	$10.19	$9.50

Class I Shares
Net Assets	$31,615,484	$8,681,986	$9,743,483	$38,445,778
Shares Outstanding	3,773,428	998,515	1,054,437	4,341,919
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.38	$8.69	$9.24	$8.85

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

35	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2018

Statements of Assets and Liabilities (Unaudited) — continued

	February 28, 2018
Assets	Oregon Fund	South Carolina Fund	Virginia Fund
Investments —
Identified cost	$106,554,643	$125,882,350	$69,929,450
Unrealized appreciation	4,679,601	4,091,445	2,264,126
Investments, at value	$111,234,244	$129,973,795	$72,193,576
Cash	$1,024,100	$2,964,474	$44,397
Interest receivable	1,257,379	1,762,329	690,469
Receivable for investments sold	216,012	—	—
Receivable for Fund shares sold	131,737	100,427	59,822
Total assets	$113,863,472	$134,801,025	$72,988,264

Liabilities
Payable for floating rate notes issued	$6,554,978	$8,736,003	$3,340,641
Demand note payable	—	—	600,000
Payable for Fund shares redeemed	162,519	185,361	116,368
Distributions payable	28,808	49,842	45,430
Payable to affiliates:
Investment adviser fee	29,354	34,419	16,599
Distribution and service fees	19,558	29,247	11,924
Interest expense and fees payable	47,207	54,977	2,162
Accrued expenses	64,358	68,417	55,143
Total liabilities	$6,906,782	$9,158,266	$4,188,267
Net Assets	$106,956,690	$125,642,759	$68,799,997

Sources of Net Assets
Paid-in capital	$123,733,324	$139,798,762	$83,026,350
Accumulated undistributed net investment income	206,741	125,509	76,425
Accumulated net realized loss	(21,662,976)	(18,372,957)	(16,566,904)
Net unrealized appreciation	4,679,601	4,091,445	2,264,126
Net Assets	$106,956,690	$125,642,759	$68,799,997

36	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2018

Statements of Assets and Liabilities (Unaudited) — continued

	February 28, 2018
Class A Shares	Oregon Fund	South Carolina Fund	Virginia Fund
Net Assets	$73,538,604	$66,920,570	$51,291,388
Shares Outstanding	8,734,607	7,413,451	6,668,951
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.42	$9.03	$7.69
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$8.84	$9.48	$8.07

Class B Shares
Net Assets	$207,624	$178,023	$136,225
Shares Outstanding	22,552	18,599	16,003
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.21	$9.57	$8.51

Class C Shares
Net Assets	$10,914,562	$25,707,944	$5,322,382
Shares Outstanding	1,183,997	2,684,524	624,810
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.22	$9.58	$8.52

Class I Shares
Net Assets	$22,295,900	$32,836,222	$12,050,002
Shares Outstanding	2,650,372	3,634,012	1,563,503
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.41	$9.04	$7.71

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

37	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2018

Statements of Operations (Unaudited)

	Six Months Ended February 28, 2018
Investment Income	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Interest	$1,410,636	$1,144,875	$1,323,137	$2,569,909
Total investment income	$1,410,636	$1,144,875	$1,323,137	$2,569,909

Expenses
Investment adviser fee	$116,323	$87,745	$93,306	$228,282
Distribution and service fees
Class A	38,006	38,671	46,227	72,818
Class B	1,102	716	450	1,115
Class C	34,560	69,415	41,519	85,549
Trustees’ fees and expenses	1,870	1,580	1,605	2,960
Custodian fee	15,811	14,936	14,421	21,637
Transfer and dividend disbursing agent fees	11,397	13,140	12,996	22,753
Legal and accounting services	33,756	37,402	21,563	28,013
Printing and postage	4,905	4,464	4,620	6,649
Registration fees	1,991	3,530	1,982	584
Interest expense and fees	—	13,135	597	74,693
Miscellaneous	15,666	13,213	13,457	20,975
Total expenses	$275,387	$297,947	$252,743	$566,028

Net investment income	$1,135,249	$846,928	$1,070,394	$2,003,881

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$6,397	$95,706	$321,779	$70,495
Financial futures contracts	63,637	—	167,113	—
Net realized gain	$70,034	$95,706	$488,892	$70,495
Change in unrealized appreciation (depreciation) —
Investments	$(2,476,237)	$(1,848,529)	$(2,418,784)	$(4,113,824)
Financial futures contracts	11,630	—	21,598	—
Net change in unrealized appreciation (depreciation)	$(2,464,607)	$(1,848,529)	$(2,397,186)	$(4,113,824)

Net realized and unrealized loss	$(2,394,573)	$(1,752,823)	$(1,908,294)	$(4,043,329)

Net decrease in net assets from operations	$(1,259,324)	$(905,895)	$(837,900)	$(2,039,448)

38	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2018

Statements of Operations (Unaudited) — continued

	Six Months Ended February 28, 2018
Investment Income	Oregon Fund	South Carolina Fund	Virginia Fund
Interest	$2,475,005	$2,499,064	$1,541,756
Total investment income	$2,475,005	$2,499,064	$1,541,756

Expenses
Investment adviser fee	$196,957	$223,374	$116,652
Distribution and service fees
Class A	75,388	67,751	53,245
Class B	1,514	1,236	720
Class C	55,186	127,871	27,583
Trustees’ fees and expenses	2,550	2,945	1,765
Custodian fee	20,090	21,297	15,898
Transfer and dividend disbursing agent fees	19,618	17,703	15,602
Legal and accounting services	25,991	29,182	25,904
Printing and postage	4,513	6,258	4,725
Registration fees	790	543	2,302
Interest expense and fees	54,609	74,592	28,536
Miscellaneous	16,377	15,876	13,766
Total expenses	$473,583	$588,628	$306,698

Net investment income	$2,001,422	$1,910,436	$1,235,058

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(37,167)	$7,306	$425,795
Financial futures contracts	84,849	—	—
Net realized gain	$47,682	$7,306	$425,795
Change in unrealized appreciation (depreciation) —
Investments	$(3,907,865)	$(4,305,075)	$(3,245,607)
Financial futures contracts	15,506	—	—
Net change in unrealized appreciation (depreciation)	$(3,892,359)	$(4,305,075)	$(3,245,607)

Net realized and unrealized loss	$(3,844,677)	$(4,297,769)	$(2,819,812)

Net decrease in net assets from operations	$(1,843,255)	$(2,387,333)	$(1,584,754)

39	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2018

Statements of Changes in Net Assets

	Six Months Ended February 28, 2018 (Unaudited)
Increase (Decrease) in Net Assets	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
From operations —
Net investment income	$1,135,249	$846,928	$1,070,394	$2,003,881
Net realized gain	70,034	95,706	488,892	70,495
Net change in unrealized appreciation (depreciation)	(2,464,607)	(1,848,529)	(2,397,186)	(4,113,824)
Net decrease in net assets from operations	$(1,259,324)	$(905,895)	$(837,900)	$(2,039,448)
Distributions to shareholders —
From net investment income
Class A	$(559,313)	$(547,826)	$(793,671)	$(1,138,386)
Class B	(2,535)	(1,554)	(1,280)	(2,765)
Class C	(79,747)	(152,202)	(117,373)	(213,909)
Class I	(488,109)	(143,046)	(158,618)	(645,193)
Total distributions to shareholders	$(1,129,704)	$(844,628)	$(1,070,942)	$(2,000,253)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$1,097,614	$1,712,419	$2,580,088	$3,937,325
Class B	—	—	—	14
Class C	218,352	927,064	354,286	1,371,586
Class I	4,003,900	2,998,100	2,671,454	9,000,356
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	470,132	419,972	736,466	1,028,196
Class B	1,894	1,554	1,261	2,650
Class C	69,581	115,802	100,568	189,424
Class I	268,744	99,726	135,728	412,237
Cost of shares redeemed
Class A	(2,664,321)	(2,910,716)	(3,665,195)	(7,344,888)
Class B	(648)	(54,917)	(59,669)	(75,675)
Class C	(523,616)	(1,432,497)	(750,820)	(1,620,269)
Class I	(2,791,733)	(4,029,959)	(875,555)	(8,396,191)
Net asset value of shares exchanged
Class A	57,593	88,038	14,790	39,192
Class B	(57,593)	(88,038)	(14,790)	(39,192)
Net increase (decrease) in net assets from Fund share transactions	$149,899	$(2,153,452)	$1,228,612	$(1,495,235)

Net decrease in net assets	$(2,239,129)	$(3,903,975)	$(680,230)	$(5,534,936)

Net Assets
At beginning of period	$78,344,947	$64,820,965	$64,592,570	$132,555,395
At end of period	$76,105,818	$60,916,990	$63,912,340	$127,020,459

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(39,451)	$(23,829)	$90,876	$194,436

40	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2018

Statements of Changes in Net Assets — continued

	Six Months Ended February 28, 2018 (Unaudited)
Increase (Decrease) in Net Assets	Oregon Fund	South Carolina Fund	Virginia Fund
From operations —
Net investment income	$2,001,422	$1,910,436	$1,235,058
Net realized gain	47,682	7,306	425,795
Net change in unrealized appreciation (depreciation)	(3,892,359)	(4,305,075)	(3,245,607)
Net decrease in net assets from operations	$(1,843,255)	$(2,387,333)	$(1,584,754)
Distributions to shareholders —
From net investment income
Class A	$(1,364,369)	$(1,040,975)	$(1,026,273)
Class B	(4,542)	(3,001)	(2,344)
Class C	(166,679)	(312,626)	(89,116)
Class I	(459,707)	(541,746)	(292,093)
Total distributions to shareholders	$(1,995,297)	$(1,898,348)	$(1,409,826)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$2,280,892	$5,755,374	$1,093,589
Class B	214	10	—
Class C	151,411	829,006	188,202
Class I	4,322,930	8,000,356	2,136,839
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,270,461	960,180	832,202
Class B	4,542	3,001	2,101
Class C	157,606	268,157	74,883
Class I	351,821	335,824	192,804
Cost of shares redeemed
Class A	(6,512,504)	(5,523,752)	(4,217,247)
Class B	(75,169)	(4,023)	(276)
Class C	(1,336,692)	(3,232,711)	(926,712)
Class I	(7,815,503)	(9,551,597)	(8,580,629)
Net asset value of shares exchanged
Class A	166,019	127,164	41,006
Class B	(166,019)	(127,164)	(41,006)
Net decrease in net assets from Fund share transactions	$(7,199,991)	$(2,160,175)	$(9,204,244)

Net decrease in net assets	$(11,038,543)	$(6,445,856)	$(12,198,824)

Net Assets
At beginning of period	$117,995,233	$132,088,615	$80,998,821
At end of period	$106,956,690	$125,642,759	$68,799,997

Accumulated undistributed net investment income included in net assets
At end of period	$206,741	$125,509	$76,425

41	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2018

Statements of Changes in Net Assets — continued

	Year Ended August 31, 2017
Increase (Decrease) in Net Assets	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
From operations —
Net investment income	$2,249,793	$1,849,434	$2,429,312	$4,055,687
Net realized gain (loss)	251,186	648,828	445,580	(523,213)
Net change in unrealized appreciation (depreciation)	(2,363,044)	(2,139,863)	(2,996,745)	(3,981,482)
Net increase (decrease) in net assets from operations	$137,935	$358,399	$(121,853)	$(449,008)
Distributions to shareholders —
From net investment income
Class A	$(1,169,547)	$(1,218,708)	$(1,915,169)	$(2,444,366)
Class B	(6,674)	(6,664)	(7,708)	(7,419)
Class C	(154,743)	(357,296)	(255,673)	(466,590)
Class I	(917,229)	(282,125)	(224,914)	(1,129,110)
Total distributions to shareholders	$(2,248,193)	$(1,864,793)	$(2,403,464)	$(4,047,485)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$3,784,949	$3,470,358	$4,858,211	$8,302,763
Class B	—	136	179	44
Class C	1,416,819	1,317,835	1,523,538	2,526,366
Class I	10,736,119	5,315,791	4,483,422	21,603,362
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	993,512	928,874	1,789,421	2,206,308
Class B	5,449	6,466	7,084	6,954
Class C	129,986	263,392	219,008	401,262
Class I	423,193	151,653	175,897	667,191
Cost of shares redeemed
Class A	(5,819,375)	(6,326,513)	(18,350,440)	(16,153,106)
Class B	(47,518)	(168,696)	(87,341)	(42,153)
Class C	(859,370)	(2,475,512)	(1,841,309)	(4,641,658)
Class I	(6,060,759)	(3,019,432)	(1,205,266)	(15,610,038)
Net asset value of shares exchanged
Class A	72,866	54,419	121,022	54,607
Class B	(72,866)	(54,419)	(121,022)	(54,607)
Net increase (decrease) in net assets from Fund share transactions	$4,703,005	$(535,648)	$(8,427,596)	$(732,705)

Net increase (decrease) in net assets	$2,592,747	$(2,042,042)	$(10,952,913)	$(5,229,198)

Net Assets
At beginning of year	$75,752,200	$66,863,007	$75,545,483	$137,784,593
At end of year	$78,344,947	$64,820,965	$64,592,570	$132,555,395

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(44,996)	$(26,129)	$91,424	$190,808

42	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2018

Statements of Changes in Net Assets — continued

	Year Ended August 31, 2017
Increase (Decrease) in Net Assets	Oregon Fund	South Carolina Fund	Virginia Fund
From operations —
Net investment income	$4,154,932	$3,928,239	$2,785,865
Net realized gain	340,511	313,872	418,375
Net change in unrealized appreciation (depreciation)	(4,172,147)	(4,401,773)	(2,742,491)
Net increase (decrease) in net assets from operations	$323,296	$(159,662)	$461,749
Distributions to shareholders —
From net investment income
Class A	$(2,930,079)	$(2,076,230)	$(1,981,523)
Class B	(19,190)	(8,908)	(6,659)
Class C	(379,439)	(658,342)	(155,461)
Class I	(811,942)	(1,158,899)	(643,407)
Total distributions to shareholders	$(4,140,650)	$(3,902,379)	$(2,787,050)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$6,657,402	$7,953,113	$3,504,323
Class B	25,633	—	—
Class C	955,932	4,375,112	1,603,098
Class I	17,116,054	13,657,032	7,427,162
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	2,753,805	1,906,739	1,633,239
Class B	18,617	8,575	6,225
Class C	348,422	553,623	124,462
Class I	528,340	522,615	290,206
Cost of shares redeemed
Class A	(17,714,719)	(12,036,461)	(7,264,568)
Class B	(259,713)	(18,177)	(91,448)
Class C	(3,306,428)	(4,081,019)	(1,386,114)
Class I	(7,384,813)	(15,206,856)	(4,303,347)
Net asset value of shares exchanged
Class A	279,220	122,436	73,810
Class B	(279,220)	(122,436)	(73,810)
Net increase (decrease) in net assets from Fund share transactions	$(261,468)	$(2,365,704)	$1,543,238

Net decrease in net assets	$(4,078,822)	$(6,427,745)	$(782,063)

Net Assets
At beginning of year	$122,074,055	$138,516,360	$81,780,884
At end of year	$117,995,233	$132,088,615	$80,998,821

Accumulated undistributed net investment income included in net assets
At end of year	$200,616	$113,421	$251,193

43	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2018

Financial Highlights

	Georgia Fund — Class A
	Six Months Ended February 28, 2018 (Unaudited)		Year Ended August 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$8.620		$8.860	$8.540	$8.610	$8.030	$8.860

Income (Loss) From Operations
Net investment income(1)	$0.125		$0.251	$0.267	$0.307	$0.335	$0.322
Net realized and unrealized gain (loss)	(0.271)		(0.240)	0.318	(0.072)	0.578	(0.831)

Total income (loss) from operations	$(0.146)		$0.011	$0.585	$0.235	$0.913	$(0.509)

Less Distributions
From net investment income	$(0.124)		$(0.251)	$(0.265)	$(0.305)	$(0.333)	$(0.318)
Tax return of capital	—		—	—	—	—	(0.003)

Total distributions	$(0.124)		$(0.251)	$(0.265)	$(0.305)	$(0.333)	$(0.321)

Net asset value — End of period	$8.350		$8.620	$8.860	$8.540	$8.610	$8.030

Total Return(2)	(1.70	)%(3)	0.19%	6.94%	2.76%	11.54%	(5.98)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$37,199		$39,422	$41,560	$40,437	$41,884	$45,169
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.73	%(5)	0.70%	0.70%	0.70%	0.71%	0.72%
Interest and fee expense(6)	—		—	—	0.03%	0.04%	0.04%
Total expenses(4)	0.73	%(5)	0.70%	0.70%	0.73%	0.75%	0.76%
Net investment income	2.96	%(5)	2.94%	3.06%	3.57%	4.00%	3.69%
Portfolio Turnover	3	%(3)	7%	7%	14%	7%	19%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

44	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2018

Financial Highlights — continued

	Georgia Fund — Class B
	Six Months Ended February 28, 2018 (Unaudited)		Year Ended August 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$9.210		$9.470	$9.120	$9.200	$8.580	$9.470

Income (Loss) From Operations
Net investment income(1)	$0.099		$0.200	$0.217	$0.262	$0.291	$0.275
Net realized and unrealized gain (loss)	(0.280)		(0.260)	0.347	(0.085)	0.617	(0.892)

Total income (loss) from operations	$(0.181)		$(0.060)	$0.564	$0.177	$0.908	$(0.617)

Less Distributions
From net investment income	$(0.099)		$(0.200)	$(0.214)	$(0.257)	$(0.288)	$(0.270)
Tax return of capital	—		—	—	—	—	(0.003)

Total distributions	$(0.099)		$(0.200)	$(0.214)	$(0.257)	$(0.288)	$(0.273)

Net asset value — End of period	$8.930		$9.210	$9.470	$9.120	$9.200	$8.580

Total Return(2)	(1.98	)%(3)	(0.60)%	6.24%	1.94%	10.71%	(6.71)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$199		$262	$388	$561	$857	$1,162
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.48	%(5)	1.46%	1.46%	1.46%	1.46%	1.47%
Interest and fee expense(6)	—		—	—	0.03%	0.04%	0.04%
Total expenses(4)	1.48	%(5)	1.46%	1.46%	1.49%	1.50%	1.51%
Net investment income	2.20	%(5)	2.19%	2.33%	2.84%	3.25%	2.94%
Portfolio Turnover	3	%(3)	7%	7%	14%	7%	19%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

45	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2018

Financial Highlights — continued

	Georgia Fund — Class C
	Six Months Ended February 28, 2018 (Unaudited)		Year Ended August 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$9.220		$9.480	$9.130	$9.200	$8.580	$9.480

Income (Loss) From Operations
Net investment income(1)	$0.099		$0.200	$0.215	$0.258	$0.291	$0.275
Net realized and unrealized gain (loss)	(0.290)		(0.260)	0.349	(0.071)	0.618	(0.902)

Total income (loss) from operations	$(0.191)		$(0.060)	$0.564	$0.187	$0.909	$(0.627)

Less Distributions
From net investment income	$(0.099)		$(0.200)	$(0.214)	$(0.257)	$(0.289)	$(0.270)
Tax return of capital	—		—	—	—	—	(0.003)

Total distributions	$(0.099)		$(0.200)	$(0.214)	$(0.257)	$(0.289)	$(0.273)

Net asset value — End of period	$8.930		$9.220	$9.480	$9.130	$9.200	$8.580

Total Return(2)	(2.08	)%(3)	(0.60)%	6.24%	2.05%	10.71%	(6.81)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,093		$7,554	$7,058	$5,991	$5,543	$5,683
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.48	%(5)	1.45%	1.45%	1.45%	1.46%	1.47%
Interest and fee expense(6)	—		—	—	0.03%	0.04%	0.04%
Total expenses(4)	1.48	%(5)	1.45%	1.45%	1.48%	1.50%	1.51%
Net investment income	2.21	%(5)	2.18%	2.30%	2.80%	3.24%	2.93%
Portfolio Turnover	3	%(3)	7%	7%	14%	7%	19%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

46	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2018

Financial Highlights — continued

	Georgia Fund — Class I
	Six Months Ended February 28, 2018 (Unaudited)		Year Ended August 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$8.640		$8.890	$8.560	$8.630	$8.050	$8.890

Income (Loss) From Operations
Net investment income(1)	$0.133		$0.269	$0.285	$0.318	$0.352	$0.341
Net realized and unrealized gain (loss)	(0.260)		(0.250)	0.329	(0.065)	0.578	(0.842)

Total income (loss) from operations	$(0.127)		$0.019	$0.614	$0.253	$0.930	$(0.501)

Less Distributions
From net investment income	$(0.133)		$(0.269)	$(0.284)	$(0.323)	$(0.350)	$(0.336)
Tax return of capital	—		—	—	—	—	(0.003)

Total distributions	$(0.133)		$(0.269)	$(0.284)	$(0.323)	$(0.350)	$(0.339)

Net asset value — End of period	$8.380		$8.640	$8.890	$8.560	$8.630	$8.050

Total Return(2)	(1.48	)%(3)	0.28%	7.27%	2.97%	11.74%	(5.87)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$31,615		$31,107	$26,746	$20,413	$9,440	$8,352
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.53	%(5)	0.50%	0.50%	0.50%	0.51%	0.52%
Interest and fee expense(6)	—		—	—	0.03%	0.04%	0.04%
Total expenses(4)	0.53	%(5)	0.50%	0.50%	0.53%	0.55%	0.56%
Net investment income	3.16	%(5)	3.14%	3.25%	3.69%	4.19%	3.88%
Portfolio Turnover	3	%(3)	7%	7%	14%	7%	19%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

47	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2018

Financial Highlights — continued

	Maryland Fund — Class A
	Six Months Ended February 28, 2018 (Unaudited)		Year Ended August 31,
			2017	2016	2015	2014		2013
Net asset value — Beginning of period	$8.920		$9.130	$8.990	$9.110	$8.620		$9.420

Income (Loss) From Operations
Net investment income(1)	$0.124		$0.268	$0.294	$0.318	$0.338		$0.339
Net realized and unrealized gain (loss)	(0.240)		(0.208)	0.167	(0.127)	0.484		(0.804)

Total income (loss) from operations	$(0.116)		$0.060	$0.461	$0.191	$0.822		$(0.465)

Less Distributions
From net investment income	$(0.124)		$(0.270)	$(0.321)	$(0.311)	$(0.332)		$(0.335)

Total distributions	$(0.124)		$(0.270)	$(0.321)	$(0.311)	$(0.332)		$(0.335)

Net asset value — End of period	$8.680		$8.920	$9.130	$8.990	$9.110		$8.620

Total Return(2)	(1.31	)%(3)	0.72%	5.20%	2.12%	9.67%		(5.14)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$37,873		$39,642	$42,479	$42,706	$48,449		$50,085
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.76	%(5)	0.73%	0.74%	0.73%	0.74%		0.75%
Interest and fee expense(6)	0.04	%(5)	0.03%	0.02%	0.02%	0.03%		0.03%
Total expenses(4)	0.80	%(5)	0.76%	0.76%	0.75%	0.77%		0.78%
Net investment income	2.84	%(5)	3.02%	3.24%	3.50%	3.79%		3.63%
Portfolio Turnover	20	%(3)	22%	11%	13%	0	%(7)	10%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(7)	Amount is less than 0.5%.

48	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2018

Financial Highlights — continued

	Maryland Fund — Class B
	Six Months Ended February 28, 2018 (Unaudited)		Year Ended August 31,
			2017	2016	2015	2014		2013
Net asset value — Beginning of period	$9.730		$9.950	$9.800	$9.940	$9.400		$10.270

Income (Loss) From Operations
Net investment income(1)	$0.099		$0.222	$0.248	$0.273	$0.297		$0.293
Net realized and unrealized gain (loss)	(0.270)		(0.219)	0.180	(0.148)	0.532		(0.874)

Total income (loss) from operations	$(0.171)		$0.003	$0.428	$0.125	$0.829		$(0.581)

Less Distributions
From net investment income	$(0.099)		$(0.223)	$(0.278)	$(0.265)	$(0.289)		$(0.289)

Total distributions	$(0.099)		$(0.223)	$(0.278)	$(0.265)	$(0.289)		$(0.289)

Net asset value — End of period	$9.460		$9.730	$9.950	$9.800	$9.940		$9.400

Total Return(2)	(1.77	)%(3)	0.07%	4.41%	1.26%	8.92%		(5.83)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$82		$227	$456	$677	$1,150		$1,738
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.52	%(5)	1.48%	1.49%	1.48%	1.49%		1.50%
Interest and fee expense(6)	0.04	%(5)	0.03%	0.02%	0.02%	0.03%		0.03%
Total expenses(4)	1.56	%(5)	1.51%	1.51%	1.50%	1.52%		1.53%
Net investment income	2.07	%(5)	2.29%	2.51%	2.76%	3.05%		2.88%
Portfolio Turnover	20	%(3)	22%	11%	13%	0	%(7)	10%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(7)	Amount is less than 0.5%.

49	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2018

Financial Highlights — continued

	Maryland Fund — Class C
	Six Months Ended February 28, 2018 (Unaudited)		Year Ended August 31,
			2017	2016	2015	2014		2013
Net asset value — Beginning of period	$9.730		$9.960	$9.810	$9.940	$9.400		$10.280

Income (Loss) From Operations
Net investment income(1)	$0.100		$0.220	$0.247	$0.272	$0.296		$0.291
Net realized and unrealized gain (loss)	(0.271)		(0.228)	0.179	(0.137)	0.533		(0.882)

Total income (loss) from operations	$(0.171)		$(0.008)	$0.426	$0.135	$0.829		$(0.591)

Less Distributions
From net investment income	$(0.099)		$(0.222)	$(0.276)	$(0.265)	$(0.289)		$(0.289)

Total distributions	$(0.099)		$(0.222)	$(0.276)	$(0.265)	$(0.289)		$(0.289)

Net asset value — End of period	$9.460		$9.730	$9.960	$9.810	$9.940		$9.400

Total Return(2)	(1.76	)%(3)	(0.04)%	4.39%	1.37%	8.92%		(5.92)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$14,281		$15,079	$16,356	$14,671	$15,875		$16,493
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.51	%(5)	1.48%	1.49%	1.48%	1.49%		1.50%
Interest and fee expense(6)	0.04	%(5)	0.03%	0.02%	0.02%	0.03%		0.03%
Total expenses(4)	1.55	%(5)	1.51%	1.51%	1.50%	1.52%		1.53%
Net investment income	2.09	%(5)	2.27%	2.49%	2.75%	3.04%		2.86%
Portfolio Turnover	20	%(3)	22%	11%	13%	0	%(7)	10%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(7)	Amount is less than 0.5%.

50	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2018

Financial Highlights — continued

	Maryland Fund — Class I
	Six Months Ended February 28, 2018 (Unaudited)		Year Ended August 31,
			2017	2016	2015	2014		2013
Net asset value — Beginning of period	$8.940		$9.150	$9.010	$9.130	$8.640		$9.440

Income (Loss) From Operations
Net investment income(1)	$0.133		$0.287	$0.310	$0.335	$0.357		$0.356
Net realized and unrealized gain (loss)	(0.250)		(0.208)	0.170	(0.125)	0.484		(0.802)

Total income (loss) from operations	$(0.117)		$0.079	$0.480	$0.210	$0.841		$(0.446)

Less Distributions
From net investment income	$(0.133)		$(0.289)	$(0.340)	$(0.330)	$(0.351)		$(0.354)

Total distributions	$(0.133)		$(0.289)	$(0.340)	$(0.330)	$(0.351)		$(0.354)

Net asset value — End of period	$8.690		$8.940	$9.150	$9.010	$9.130		$8.640

Total Return(2)	(1.21	)%(3)	0.93%	5.41%	2.32%	9.88%		(4.93)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$8,682		$9,874	$7,572	$7,167	$4,518		$4,595
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.56	%(5)	0.53%	0.54%	0.53%	0.54%		0.55%
Interest and fee expense(6)	0.04	%(5)	0.03%	0.02%	0.02%	0.03%		0.03%
Total expenses(4)	0.60	%(5)	0.56%	0.56%	0.55%	0.57%		0.58%
Net investment income	3.04	%(5)	3.22%	3.41%	3.68%	3.99%		3.82%
Portfolio Turnover	20	%(3)	22%	11%	13%	0	%(7)	10%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(7)	Amount is less than 0.5%.

51	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2018

Financial Highlights — continued

	Missouri Fund — Class A
	Six Months Ended February 28, 2018 (Unaudited)		Year Ended August 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$9.500		$9.820	$9.480	$9.610	$8.870	$9.830

Income (Loss) From Operations
Net investment income(1)	$0.159		$0.334	$0.346	$0.347	$0.352	$0.348
Net realized and unrealized gain (loss)	(0.270)		(0.324)	0.336	(0.134)	0.746	(0.963)

Total income (loss) from operations	$(0.111)		$0.010	$0.682	$0.213	$1.098	$(0.615)

Less Distributions
From net investment income	$(0.159)		$(0.330)	$(0.342)	$(0.343)	$(0.358)	$(0.345)

Total distributions	$(0.159)		$(0.330)	$(0.342)	$(0.343)	$(0.358)	$(0.345)

Net asset value — End of period	$9.230		$9.500	$9.820	$9.480	$9.610	$8.870

Total Return(2)	(1.17	)%(3)	0.17%	7.32%	2.24%	12.58%	(6.49)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$45,657		$47,375	$61,038	$61,873	$65,399	$61,391
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.72	%(5)	0.71%	0.70%	0.70%	0.71%	0.72%
Interest and fee expense(6)	0.00	%(5)(7)	0.02%	0.01%	0.01%	0.01%	0.02%
Total expenses(4)	0.72	%(5)	0.73%	0.71%	0.71%	0.72%	0.74%
Net investment income	3.43	%(5)	3.52%	3.59%	3.62%	3.79%	3.59%
Portfolio Turnover	20	%(3)	12%	10%	7%	15%	10%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(7)	Amount is less than 0.005%.

52	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2018

Financial Highlights — continued

	Missouri Fund — Class B
	Six Months Ended February 28, 2018 (Unaudited)		Year Ended August 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$10.510		$10.860	$10.470	$10.620	$9.810	$10.870

Income (Loss) From Operations
Net investment income(1)	$0.139		$0.291	$0.304	$0.304	$0.312	$0.304
Net realized and unrealized gain (loss)	(0.311)		(0.355)	0.384	(0.154)	0.817	(1.063)

Total income (loss) from operations	$(0.172)		$(0.064)	$0.688	$0.150	$1.129	$(0.759)

Less Distributions
From net investment income	$(0.138)		$(0.286)	$(0.298)	$(0.300)	$(0.319)	$(0.301)

Total distributions	$(0.138)		$(0.286)	$(0.298)	$(0.300)	$(0.319)	$(0.301)

Net asset value — End of period	$10.200		$10.510	$10.860	$10.470	$10.620	$9.810

Total Return(2)	(1.74	)%(3)	(0.54)%	6.66%	1.41%	11.67%	(7.17)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$66		$142	$356	$794	$1,159	$1,245
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.47	%(5)	1.46%	1.45%	1.46%	1.46%	1.47%
Interest and fee expense(6)	0.00	%(5)(7)	0.02%	0.01%	0.01%	0.01%	0.02%
Total expenses(4)	1.47	%(5)	1.48%	1.46%	1.47%	1.47%	1.49%
Net investment income	2.71	%(5)	2.78%	2.85%	2.87%	3.04%	2.84%
Portfolio Turnover	20	%(3)	12%	10%	7%	15%	10%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(7)	Amount is less than 0.005%.

53	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2018

Financial Highlights — continued

	Missouri Fund — Class C
	Six Months Ended February 28, 2018 (Unaudited)		Year Ended August 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$10.490		$10.850	$10.460	$10.610	$9.800	$10.860

Income (Loss) From Operations
Net investment income(1)	$0.138		$0.290	$0.299	$0.304	$0.312	$0.303
Net realized and unrealized gain (loss)	(0.300)		(0.364)	0.389	(0.154)	0.817	(1.062)

Total income (loss) from operations	$(0.162)		$(0.074)	$0.688	$0.150	$1.129	$(0.759)

Less Distributions
From net investment income	$(0.138)		$(0.286)	$(0.298)	$(0.300)	$(0.319)	$(0.301)

Total distributions	$(0.138)		$(0.286)	$(0.298)	$(0.300)	$(0.319)	$(0.301)

Net asset value — End of period	$10.190		$10.490	$10.850	$10.460	$10.610	$9.800

Total Return(2)	(1.56	)%(3)	(0.64)%	6.66%	1.41%	11.67%	(7.18)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$8,445		$9,005	$9,420	$6,370	$6,170	$6,061
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.47	%(5)	1.46%	1.45%	1.45%	1.46%	1.47%
Interest and fee expense(6)	0.00	%(5)(7)	0.02%	0.01%	0.01%	0.01%	0.02%
Total expenses(4)	1.47	%(5)	1.48%	1.46%	1.46%	1.47%	1.49%
Net investment income	2.69	%(5)	2.77%	2.81%	2.87%	3.05%	2.84%
Portfolio Turnover	20	%(3)	12%	10%	7%	15%	10%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(7)	Amount is less than 0.005%.

54	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2018

Financial Highlights — continued

	Missouri Fund — Class I
	Six Months Ended February 28, 2018 (Unaudited)		Year Ended August 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$9.520		$9.840	$9.490	$9.620	$8.890	$9.850

Income (Loss) From Operations
Net investment income(1)	$0.168		$0.352	$0.364	$0.367	$0.375	$0.367
Net realized and unrealized gain (loss)	(0.279)		(0.322)	0.348	(0.134)	0.733	(0.962)

Total income (loss) from operations	$(0.111)		$0.030	$0.712	$0.233	$1.108	$(0.595)

Less Distributions
From net investment income	$(0.169)		$(0.350)	$(0.362)	$(0.363)	$(0.378)	$(0.365)

Total distributions	$(0.169)		$(0.350)	$(0.362)	$(0.363)	$(0.378)	$(0.365)

Net asset value — End of period	$9.240		$9.520	$9.840	$9.490	$9.620	$8.890

Total Return(2)	(1.17	)%(3)	0.38%	7.64%	2.44%	12.68%	(6.28)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,743		$8,070	$4,732	$2,957	$2,232	$3,753
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.52	%(5)	0.51%	0.50%	0.50%	0.51%	0.52%
Interest and fee expense(6)	0.00	%(5)(7)	0.02%	0.01%	0.01%	0.01%	0.02%
Total expenses(4)	0.52	%(5)	0.53%	0.51%	0.51%	0.52%	0.54%
Net investment income	3.63	%(5)	3.71%	3.76%	3.82%	4.05%	3.80%
Portfolio Turnover	20	%(3)	12%	10%	7%	15%	10%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(7)	Amount is less than 0.005%.

55	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2018

Financial Highlights — continued

	North Carolina Fund — Class A
	Six Months Ended February 28, 2018 (Unaudited)		Year Ended August 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$9.110		$9.410	$9.120	$9.180	$8.340	$9.480

Income (Loss) From Operations
Net investment income(1)	$0.140		$0.289	$0.305	$0.323	$0.363	$0.374
Net realized and unrealized gain (loss)	(0.281)		(0.300)	0.289	(0.061)	0.843	(1.143)

Total income (loss) from operations	$(0.141)		$(0.011)	$0.594	$0.262	$1.206	$(0.769)

Less Distributions
From net investment income	$(0.139)		$(0.289)	$(0.304)	$(0.322)	$(0.366)	$(0.371)

Total distributions	$(0.139)		$(0.289)	$(0.304)	$(0.322)	$(0.366)	$(0.371)

Net asset value — End of period	$8.830		$9.110	$9.410	$9.120	$9.180	$8.340

Total Return(2)	(1.56	)%(3)	(0.06)%	6.61%	2.88%	14.70%	(8.46)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$70,558		$75,159	$83,512	$78,397	$79,250	$78,864
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.71	%(5)	0.71%	0.70%	0.71%	0.73%	0.74%
Interest and fee expense(6)	0.12	%(5)	0.09%	0.07%	0.02%	0.05%	0.06%
Total expenses(4)	0.83	%(5)	0.80%	0.77%	0.73%	0.78%	0.80%
Net investment income	3.13	%(5)	3.19%	3.28%	3.50%	4.12%	4.00%
Portfolio Turnover	7	%(3)	27%	8%	2%	8%	14%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

56	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2018

Financial Highlights — continued

	North Carolina Fund — Class B
	Six Months Ended February 28, 2018 (Unaudited)		Year Ended August 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$9.800		$10.120	$9.810	$9.870	$8.970	$10.190

Income (Loss) From Operations
Net investment income(1)	$0.114		$0.238	$0.255	$0.274	$0.322	$0.328
Net realized and unrealized gain (loss)	(0.300)		(0.321)	0.308	(0.062)	0.900	(1.225)

Total income (loss) from operations	$(0.186)		$(0.083)	$0.563	$0.212	$1.222	$(0.897)

Less Distributions
From net investment income	$(0.114)		$(0.237)	$(0.253)	$(0.272)	$(0.322)	$(0.323)

Total distributions	$(0.114)		$(0.237)	$(0.253)	$(0.272)	$(0.322)	$(0.323)

Net asset value — End of period	$9.500		$9.800	$10.120	$9.810	$9.870	$8.970

Total Return(2)	(1.91	)%(3)	(0.78)%	5.81%	2.16%	13.82%	(9.09)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$149		$268	$370	$575	$871	$1,103
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.46	%(5)	1.46%	1.45%	1.46%	1.48%	1.49%
Interest and fee expense(6)	0.12	%(5)	0.09%	0.07%	0.02%	0.05%	0.06%
Total expenses(4)	1.58	%(5)	1.55%	1.52%	1.48%	1.53%	1.55%
Net investment income	2.37	%(5)	2.44%	2.56%	2.77%	3.40%	3.24%
Portfolio Turnover	7	%(3)	27%	8%	2%	8%	14%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

57	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2018

Financial Highlights — continued

	North Carolina Fund — Class C
	Six Months Ended February 28, 2018 (Unaudited)		Year Ended August 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$9.800		$10.120	$9.810	$9.870	$8.970	$10.190

Income (Loss) From Operations
Net investment income(1)	$0.114		$0.238	$0.252	$0.273	$0.322	$0.327
Net realized and unrealized gain (loss)	(0.300)		(0.321)	0.310	(0.061)	0.901	(1.224)

Total income (loss) from operations	$(0.186)		$(0.083)	$0.562	$0.212	$1.223	$(0.897)

Less Distributions
From net investment income	$(0.114)		$(0.237)	$(0.252)	$(0.272)	$(0.323)	$(0.323)

Total distributions	$(0.114)		$(0.237)	$(0.252)	$(0.272)	$(0.323)	$(0.323)

Net asset value — End of period	$9.500		$9.800	$10.120	$9.810	$9.870	$8.970

Total Return(2)	(1.91	)%(3)	(0.78)%	5.80%	2.16%	13.82%	(9.09)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$17,867		$18,486	$20,927	$17,180	$17,630	$20,150
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.46	%(5)	1.46%	1.45%	1.46%	1.48%	1.49%
Interest and fee expense(6)	0.12	%(5)	0.09%	0.07%	0.02%	0.05%	0.06%
Total expenses(4)	1.58	%(5)	1.55%	1.52%	1.48%	1.53%	1.55%
Net investment income	2.38	%(5)	2.43%	2.52%	2.75%	3.39%	3.25%
Portfolio Turnover	7	%(3)	27%	8%	2%	8%	14%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

58	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2018

Financial Highlights — continued

	North Carolina Fund — Class I
	Six Months Ended February 28, 2018 (Unaudited)		Year Ended August 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$9.130		$9.430	$9.140	$9.200	$8.360	$9.500

Income (Loss) From Operations
Net investment income(1)	$0.149		$0.307	$0.321	$0.341	$0.382	$0.394
Net realized and unrealized gain (loss)	(0.280)		(0.300)	0.292	(0.059)	0.843	(1.144)

Total income (loss) from operations	$(0.131)		$0.007	$0.613	$0.282	$1.225	$(0.750)

Less Distributions
From net investment income	$(0.149)		$(0.307)	$(0.323)	$(0.342)	$(0.385)	$(0.390)

Total distributions	$(0.149)		$(0.307)	$(0.323)	$(0.342)	$(0.385)	$(0.390)

Net asset value — End of period	$8.850		$9.130	$9.430	$9.140	$9.200	$8.360

Total Return(2)	(1.45	)%(3)	0.15%	6.82%	3.09%	14.91%	(8.25)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$38,446		$38,642	$32,976	$20,694	$15,613	$15,958
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.51	%(5)	0.51%	0.50%	0.51%	0.53%	0.54%
Interest and fee expense(6)	0.12	%(5)	0.09%	0.07%	0.02%	0.05%	0.06%
Total expenses(4)	0.63	%(5)	0.60%	0.57%	0.53%	0.58%	0.60%
Net investment income	3.33	%(5)	3.38%	3.45%	3.70%	4.32%	4.20%
Portfolio Turnover	7	%(3)	27%	8%	2%	8%	14%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

59	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2018

Financial Highlights — continued

	Oregon Fund — Class A
	Six Months Ended February 28, 2018 (Unaudited)		Year Ended August 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$8.710		$8.990	$8.630	$8.760	$8.070	$9.570

Income (Loss) From Operations
Net investment income(1)	$0.154		$0.310	$0.320	$0.331	$0.383	$0.380
Net realized and unrealized gain (loss)	(0.290)		(0.282)	0.357	(0.133)	0.684	(1.504)

Total income (loss) from operations	$(0.136)		$0.028	$0.677	$0.198	$1.067	$(1.124)

Less Distributions
From net investment income	$(0.154)		$(0.308)	$(0.317)	$(0.328)	$(0.377)	$(0.376)

Total distributions	$(0.154)		$(0.308)	$(0.317)	$(0.328)	$(0.377)	$(0.376)

Net asset value — End of period	$8.420		$8.710	$8.990	$8.630	$8.760	$8.070

Total Return(2)	(1.57	)%(3)	0.38%	7.98%	2.28%	13.48%	(12.19)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$73,539		$78,931	$89,845	$87,948	$91,306	$89,102
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.71	%(5)	0.70%	0.70%	0.70%	0.73%	0.73%
Interest and fee expense(6)	0.10	%(5)	0.08%	0.05%	0.04%	0.08%	0.08%
Total expenses(4)	0.81	%(5)	0.78%	0.75%	0.74%	0.81%	0.81%
Net investment income	3.63	%(5)	3.56%	3.63%	3.79%	4.54%	4.05%
Portfolio Turnover	6	% (3)	7%	8%	4%	16%	40%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

60	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2018

Financial Highlights — continued

	Oregon Fund — Class B
	Six Months Ended February 28, 2018 (Unaudited)		Year Ended August 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$9.530		$9.830	$9.440	$9.580	$8.830	$10.460

Income (Loss) From Operations
Net investment income(1)	$0.134		$0.267	$0.279	$0.291	$0.353	$0.338
Net realized and unrealized gain (loss)	(0.321)		(0.301)	0.386	(0.144)	0.741	(1.634)

Total income (loss) from operations	$(0.187)		$(0.034)	$0.665	$0.147	$1.094	$(1.296)

Less Distributions
From net investment income	$(0.133)		$(0.266)	$(0.275)	$(0.287)	$(0.344)	$(0.334)

Total distributions	$(0.133)		$(0.266)	$(0.275)	$(0.287)	$(0.344)	$(0.334)

Net asset value — End of period	$9.210		$9.530	$9.830	$9.440	$9.580	$8.830

Total Return(2)	(1.97	)%(3)	(0.30)%	7.14%	1.54%	12.59%	(12.75)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$208		$455	$985	$1,607	$2,445	$3,186
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.47	%(5)	1.45%	1.45%	1.46%	1.48%	1.48%
Interest and fee expense(6)	0.10	%(5)	0.08%	0.05%	0.04%	0.08%	0.08%
Total expenses(4)	1.57	%(5)	1.53%	1.50%	1.50%	1.56%	1.56%
Net investment income	2.88	%(5)	2.81%	2.90%	3.04%	3.84%	3.29%
Portfolio Turnover	6	%(3)	7%	8%	4%	16%	40%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

61	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2018

Financial Highlights — continued

	Oregon Fund — Class C
	Six Months Ended February 28, 2018 (Unaudited)		Year Ended August 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$9.540		$9.840	$9.450	$9.590	$8.840	$10.470

Income (Loss) From Operations
Net investment income(1)	$0.134		$0.268	$0.278	$0.291	$0.354	$0.339
Net realized and unrealized gain (loss)	(0.321)		(0.302)	0.387	(0.143)	0.740	(1.634)

Total income (loss) from operations	$(0.187)		$(0.034)	$0.665	$0.148	$1.094	$(1.295)

Less Distributions
From net investment income	$(0.133)		$(0.266)	$(0.275)	$(0.288)	$(0.344)	$(0.335)

Total distributions	$(0.133)		$(0.266)	$(0.275)	$(0.288)	$(0.344)	$(0.335)

Net asset value — End of period	$9.220		$9.540	$9.840	$9.450	$9.590	$8.840

Total Return(2)	(1.96	)%(3)	(0.30)%	7.13%	1.54%	12.58%	(12.74)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,915		$12,342	$14,817	$13,815	$13,558	$17,275
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.46	%(5)	1.45%	1.45%	1.45%	1.48%	1.48%
Interest and fee expense(6)	0.10	%(5)	0.08%	0.05%	0.04%	0.08%	0.08%
Total expenses(4)	1.56	%(5)	1.53%	1.50%	1.49%	1.56%	1.56%
Net investment income	2.88	%(5)	2.81%	2.88%	3.04%	3.84%	3.30%
Portfolio Turnover	6	%(3)	7%	8%	4%	16%	40%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

62	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2018

Financial Highlights — continued

	Oregon Fund — Class I
	Six Months Ended February 28, 2018 (Unaudited)		Year Ended August 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$8.700		$8.980	$8.620	$8.750	$8.070	$9.560

Income (Loss) From Operations
Net investment income(1)	$0.162		$0.326	$0.336	$0.347	$0.401	$0.397
Net realized and unrealized gain (loss)	(0.290)		(0.281)	0.358	(0.131)	0.673	(1.493)

Total income (loss) from operations	$(0.128)		$0.045	$0.694	$0.216	$1.074	$(1.096)

Less Distributions
From net investment income	$(0.162)		$(0.325)	$(0.334)	$(0.346)	$(0.394)	$(0.394)

Total distributions	$(0.162)		$(0.325)	$(0.334)	$(0.346)	$(0.394)	$(0.394)

Net asset value — End of period	$8.410		$8.700	$8.980	$8.620	$8.750	$8.070

Total Return(2)	(1.48	)%(3)	0.58%	8.20%	2.48%	13.58%	(11.92)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$22,296		$26,267	$16,426	$13,867	$9,114	$13,092
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.51	%(5)	0.50%	0.50%	0.50%	0.53%	0.53%
Interest and fee expense(6)	0.10	%(5)	0.08%	0.05%	0.04%	0.08%	0.08%
Total expenses(4)	0.61	%(5)	0.58%	0.55%	0.54%	0.61%	0.61%
Net investment income	3.83	%(5)	3.75%	3.81%	3.97%	4.76%	4.21%
Portfolio Turnover	6	%(3)	7%	8%	4%	16%	40%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

63	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2018

Financial Highlights — continued

	South Carolina Fund — Class A
	Six Months Ended February 28, 2018 (Unaudited)		Year Ended August 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$9.330		$9.610	$9.190	$9.290	$8.500	$9.690

Income (Loss) From Operations
Net investment income(1)	$0.141		$0.286	$0.319	$0.337	$0.382	$0.382
Net realized and unrealized gain (loss)	(0.301)		(0.282)	0.418	(0.103)	0.785	(1.193)

Total income (loss) from operations	$(0.160)		$0.004	$0.737	$0.234	$1.167	$(0.811)

Less Distributions
From net investment income	$(0.140)		$(0.284)	$(0.317)	$(0.334)	$(0.377)	$(0.379)

Total distributions	$(0.140)		$(0.284)	$(0.317)	$(0.334)	$(0.377)	$(0.379)

Net asset value — End of period	$9.030		$9.330	$9.610	$9.190	$9.290	$8.500

Total Return(2)	(1.72	)%(3)	0.11%	8.14%	2.52%	13.96%	(8.73)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$66,921		$67,869	$72,052	$72,162	$76,958	$76,573
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.69	%(5)	0.69%	0.69%	0.70%	0.72%	0.72%
Interest and fee expense(6)	0.12	%(5)	0.09%	0.04%	0.01%	0.06%	0.07%
Total expenses(4)	0.81	%(5)	0.78%	0.73%	0.71%	0.78%	0.79%
Net investment income	3.09	%(5)	3.08%	3.38%	3.61%	4.26%	3.98%
Portfolio Turnover	3	%(3)	10%	6%	5%	10%	44%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

64	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2018

Financial Highlights — continued

	South Carolina Fund — Class B
	Six Months Ended February 28, 2018 (Unaudited)		Year Ended August 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$9.890		$10.190	$9.750	$9.850	$9.020	$10.270

Income (Loss) From Operations
Net investment income(1)	$0.113		$0.230	$0.267	$0.283	$0.340	$0.329
Net realized and unrealized gain (loss)	(0.321)		(0.302)	0.434	(0.103)	0.818	(1.253)

Total income (loss) from operations	$(0.208)		$(0.072)	$0.701	$0.180	$1.158	$(0.924)

Less Distributions
From net investment income	$(0.112)		$(0.228)	$(0.261)	$(0.280)	$(0.328)	$(0.326)

Total distributions	$(0.112)		$(0.228)	$(0.261)	$(0.280)	$(0.328)	$(0.326)

Net asset value — End of period	$9.570		$9.890	$10.190	$9.750	$9.850	$9.020

Total Return(2)	(2.12	)%(3)	(0.67)%	7.27%	1.82%	13.02%	(9.30)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$178		$315	$460	$937	$1,477	$2,797
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.45	%(5)	1.44%	1.44%	1.46%	1.48%	1.47%
Interest and fee expense(6)	0.12	%(5)	0.09%	0.04%	0.01%	0.06%	0.07%
Total expenses(4)	1.57	%(5)	1.53%	1.48%	1.47%	1.54%	1.54%
Net investment income	2.33	%(5)	2.34%	2.68%	2.86%	3.60%	3.23%
Portfolio Turnover	3	%(3)	10%	6%	5%	10%	44%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

65	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2018

Financial Highlights — continued

	South Carolina Fund — Class C
	Six Months Ended February 28, 2018 (Unaudited)		Year Ended August 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$9.900		$10.190	$9.750	$9.860	$9.020	$10.280

Income (Loss) From Operations
Net investment income(1)	$0.113		$0.230	$0.262	$0.283	$0.333	$0.329
Net realized and unrealized gain (loss)	(0.321)		(0.292)	0.439	(0.113)	0.835	(1.263)

Total income (loss) from operations	$(0.208)		$(0.062)	$0.701	$0.170	$1.168	$(0.934)

Less Distributions
From net investment income	$(0.112)		$(0.228)	$(0.261)	$(0.280)	$(0.328)	$(0.326)

Total distributions	$(0.112)		$(0.228)	$(0.261)	$(0.280)	$(0.328)	$(0.326)

Net asset value — End of period	$9.580		$9.900	$10.190	$9.750	$9.860	$9.020

Total Return(2)	(2.11	)%(3)	(0.57)%	7.27%	1.72%	13.13%	(9.39)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$25,708		$28,743	$28,739	$25,178	$25,939	$25,971
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.44	%(5)	1.44%	1.44%	1.45%	1.47%	1.47%
Interest and fee expense(6)	0.12	%(5)	0.09%	0.04%	0.01%	0.06%	0.07%
Total expenses(4)	1.56	%(5)	1.53%	1.48%	1.46%	1.53%	1.54%
Net investment income	2.34	%(5)	2.33%	2.62%	2.86%	3.51%	3.23%
Portfolio Turnover	3	%(3)	10%	6%	5%	10%	44%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

66	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2018

Financial Highlights — continued

	South Carolina Fund — Class I
	Six Months Ended February 28, 2018 (Unaudited)		Year Ended August 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$9.340		$9.620	$9.200	$9.300	$8.510	$9.700

Income (Loss) From Operations
Net investment income(1)	$0.150		$0.305	$0.332	$0.355	$0.402	$0.402
Net realized and unrealized gain (loss)	(0.301)		(0.282)	0.424	(0.102)	0.783	(1.193)

Total income (loss) from operations	$(0.151)		$0.023	$0.756	$0.253	$1.185	$(0.791)

Less Distributions
From net investment income	$(0.149)		$(0.303)	$(0.336)	$(0.353)	$(0.395)	$(0.399)

Total distributions	$(0.149)		$(0.303)	$(0.336)	$(0.353)	$(0.395)	$(0.399)

Net asset value — End of period	$9.040		$9.340	$9.620	$9.200	$9.300	$8.510

Total Return(2)	(1.62	)%(3)	0.31%	8.35%	2.73%	14.17%	(8.53)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$32,836		$35,161	$37,265	$18,690	$18,404	$22,726
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.49	%(5)	0.49%	0.49%	0.50%	0.52%	0.52%
Interest and fee expense(6)	0.12	%(5)	0.09%	0.04%	0.01%	0.06%	0.07%
Total expenses(4)	0.61	%(5)	0.58%	0.53%	0.51%	0.58%	0.59%
Net investment income	3.30	%(5)	3.28%	3.51%	3.81%	4.49%	4.19%
Portfolio Turnover	3	%(3)	10%	6%	5%	10%	44%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

67	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2018

Financial Highlights — continued

	Virginia Fund — Class A
	Six Months Ended February 28, 2018 (Unaudited)		Year Ended August 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$8.010		$8.240	$7.970	$8.140	$7.790	$8.460

Income (Loss) From Operations
Net investment income(1)	$0.132		$0.279	$0.301	$0.313	$0.320	$0.334
Net realized and unrealized gain (loss)	(0.302)		(0.229)	0.268	(0.177)	0.350	(0.675)

Total income (loss) from operations	$(0.170)		$0.050	$0.569	$0.136	$0.670	$(0.341)

Less Distributions
From net investment income	$(0.150)		$(0.280)	$(0.299)	$(0.306)	$(0.320)	$(0.329)

Total distributions	$(0.150)		$(0.280)	$(0.299)	$(0.306)	$(0.320)	$(0.329)

Net asset value — End of period	$7.690		$8.010	$8.240	$7.970	$8.140	$7.790

Total Return(2)	(2.14	)%(3)	0.66%	7.26%	1.68%	8.73%	(4.25)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$51,291		$55,714	$59,460	$58,637	$64,124	$65,762
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.73	%(5)	0.70%	0.71%	0.73%	0.72%	0.73%
Interest and fee expense(6)	0.08	%(5)	0.06%	0.05%	0.03%	0.03%	0.04%
Total expenses(4)	0.81	%(5)	0.76%	0.76%	0.76%	0.75%	0.77%
Net investment income	3.40	%(5)	3.49%	3.71%	3.87%	3.98%	3.97%
Portfolio Turnover	4	%(3)	7%	13%	6%	5%	9%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

68	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2018

Financial Highlights — continued

	Virginia Fund — Class B
	Six Months Ended February 28, 2018 (Unaudited)		Year Ended August 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$8.860		$9.120	$8.830	$9.010	$8.620	$9.360

Income (Loss) From Operations
Net investment income(1)	$0.113		$0.243	$0.268	$0.280	$0.290	$0.300
Net realized and unrealized gain (loss)	(0.329)		(0.258)	0.286	(0.190)	0.388	(0.746)

Total income (loss) from operations	$(0.216)		$(0.015)	$0.554	$0.090	$0.678	$(0.446)

Less Distributions
From net investment income	$(0.134)		$(0.245)	$(0.264)	$(0.270)	$(0.288)	$(0.294)

Total distributions	$(0.134)		$(0.245)	$(0.264)	$(0.270)	$(0.288)	$(0.294)

Net asset value — End of period	$8.510		$8.860	$9.120	$8.830	$9.010	$8.620

Total Return(2)	(2.45	)%(3)	(0.13)%	6.36%	1.01%	7.96%	(4.95)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$136		$182	$349	$524	$1,093	$1,626
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.49	%(5)	1.45%	1.46%	1.48%	1.48%	1.48%
Interest and fee expense(6)	0.08	%(5)	0.06%	0.05%	0.03%	0.03%	0.04%
Total expenses(4)	1.57	%(5)	1.51%	1.51%	1.51%	1.51%	1.52%
Net investment income	2.62	%(5)	2.74%	2.99%	3.13%	3.26%	3.22%
Portfolio Turnover	4	%(3)	7%	13%	6%	5%	9%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

69	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2018

Financial Highlights — continued

	Virginia Fund — Class C
	Six Months Ended February 28, 2018 (Unaudited)		Year Ended August 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$8.870		$9.130	$8.830	$9.010	$8.620	$9.370

Income (Loss) From Operations
Net investment income(1)	$0.114		$0.243	$0.267	$0.280	$0.288	$0.299
Net realized and unrealized gain (loss)	(0.331)		(0.259)	0.297	(0.189)	0.390	(0.755)

Total income (loss) from operations	$(0.217)		$(0.016)	$0.564	$0.091	$0.678	$(0.456)

Less Distributions
From net investment income	$(0.133)		$(0.244)	$(0.264)	$(0.271)	$(0.288)	$(0.294)

Total distributions	$(0.133)		$(0.244)	$(0.264)	$(0.271)	$(0.288)	$(0.294)

Net asset value — End of period	$8.520		$8.870	$9.130	$8.830	$9.010	$8.620

Total Return(2)	(2.46	)%(3)	(0.13)%	6.47%	1.01%	7.96%	(5.05)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,322		$6,220	$6,044	$6,424	$7,475	$8,059
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.48	%(5)	1.45%	1.46%	1.48%	1.47%	1.48%
Interest and fee expense(6)	0.08	%(5)	0.06%	0.05%	0.03%	0.03%	0.04%
Total expenses(4)	1.56	%(5)	1.51%	1.51%	1.51%	1.50%	1.52%
Net investment income	2.64	%(5)	2.75%	2.97%	3.12%	3.24%	3.21%
Portfolio Turnover	4	%(3)	7%	13%	6%	5%	9%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

70	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2018

Financial Highlights — continued

	Virginia Fund — Class I
	Six Months Ended February 28, 2018 (Unaudited)		Year Ended August 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$8.030		$8.260	$7.990	$8.160	$7.810	$8.480

Income (Loss) From Operations
Net investment income(1)	$0.139		$0.296	$0.318	$0.330	$0.337	$0.351
Net realized and unrealized gain (loss)	(0.298)		(0.230)	0.268	(0.177)	0.350	(0.675)

Total income (loss) from operations	$(0.159)		$0.066	$0.586	$0.153	$0.687	$(0.324)

Less Distributions
From net investment income	$(0.161)		$(0.296)	$(0.316)	$(0.323)	$(0.337)	$(0.346)

Total distributions	$(0.161)		$(0.296)	$(0.316)	$(0.323)	$(0.337)	$(0.346)

Net asset value — End of period	$7.710		$8.030	$8.260	$7.990	$8.160	$7.810

Total Return(2)	(2.00	)%(3)	0.87%	7.47%	1.89%	8.93%	(4.03)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$12,050		$18,883	$15,928	$14,672	$14,640	$16,539
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.53	%(5)	0.50%	0.51%	0.53%	0.52%	0.53%
Interest and fee expense(6)	0.08	%(5)	0.06%	0.05%	0.03%	0.03%	0.04%
Total expenses(4)	0.61	%(5)	0.56%	0.56%	0.56%	0.55%	0.57%
Net investment income	3.57	%(5)	3.69%	3.90%	4.07%	4.18%	4.17%
Portfolio Turnover	4	%(3)	7%	13%	6%	5%	9%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

71	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 28, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of eighteen funds, seven of which, each non-diversified, are included in these financial statements. They include Eaton Vance Georgia Municipal Income Fund (Georgia Fund), Eaton Vance Maryland Municipal Income Fund (Maryland Fund), Eaton Vance Missouri Municipal Income Fund (Missouri Fund), Eaton Vance North Carolina Municipal Income Fund (North Carolina Fund), Eaton Vance Oregon Municipal Income Fund (Oregon Fund), Eaton Vance South Carolina Municipal Income Fund (South Carolina Fund) and Eaton Vance Virginia Municipal Income Fund (Virginia Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds’ investment objective is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. As of February 28, 2018, the Funds offered four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares of each Fund automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. After the close of business on April 5, 2018, Class B shares of each Fund were converted into the corresponding Class A shares of each Fund and Class B was terminated. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of February 28, 2018, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

72

Eaton Vance

Municipal Income Funds

February 28, 2018

Notes to Financial Statements (Unaudited) — continued

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

H  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at February 28, 2018. Interest expense related to a Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At February 28, 2018, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	Maryland Fund	North Carolina Fund	Oregon Fund	South Carolina Fund	Virginia Fund

Floating Rate Notes Outstanding	$1,500,000	$8,669,988	$6,554,978	$8,736,003	$3,340,641
Interest Rate or Range of Interest Rates (%)	1.13	1.12 - 1.15	1.12	1.14	1.12
Collateral for Floating Rate Notes Outstanding	$2,023,140	$11,773,267	$9,075,179	$12,028,298	$5,574,600

For the six months ended February 28, 2018, the Funds’ average Floating Rate Notes outstanding and the average interest rate (annualized) including fees were as follows:

	Maryland Fund	Missouri Fund	North Carolina Fund

Average Floating Rate Notes Outstanding	$1,500,000	$61,050	$8,670,000
Average Interest Rate	1.77%	1.97%	1.74%

73

Eaton Vance

Municipal Income Funds

February 28, 2018

Notes to Financial Statements (Unaudited) — continued

	Oregon Fund	South Carolina Fund	Virginia Fund

Average Floating Rate Notes Outstanding	$6,555,000	$8,725,000	$3,330,000
Average Interest Rate	1.68%	1.72%	1.73%

In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of February 28, 2018.

The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

I  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

K  Interim Financial Statements — The interim financial statements relating to February 28, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At August 31, 2017, the following Funds, for federal income tax purposes, had capital loss carryforwards and deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of a Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this

74

Eaton Vance

Municipal Income Funds

February 28, 2018

Notes to Financial Statements (Unaudited) — continued

ordering rule, capital loss carryforwards may be more likely to expire unused. The amounts and expiration dates of the capital loss carryforwards, whose character is short-term, and the amounts of the deferred capital losses are as follows:

Expiration Date	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

August 31, 2018	$2,812,349	$2,032,881	$3,282,262	$3,573,563
August 31, 2019	3,087,553	1,823,894	1,434,581	1,655,671

Total capital loss carryforwards	$5,899,902	$3,856,775	$4,716,843	$5,229,234

Deferred capital losses:
Short-term	$1,935,231	$815,883	$1,245,523	$3,389,991
Long-term	$1,413,009	$2,112,287	$358,959	$2,503,212

Expiration Date		Oregon Fund	South Carolina Fund	Virginia Fund

August 31, 2018		$9,061,392	$10,869,967	$464,954
August 31, 2019		809,441	527,346	10,782,176

Total capital loss carryforwards		$9,870,833	$11,397,313	$11,247,130

Deferred capital losses:
Short-term		$5,079,736	$6,546,494	$2,874,676
Long-term		$7,088,485	$567,280	$3,142,619

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of each Fund at February 28, 2018, as determined on a federal income tax basis, were as follows:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Aggregate cost	$71,908,512	$58,563,456	$58,723,601	$118,954,388

Gross unrealized appreciation	$3,228,121	$1,841,781	$3,415,271	$4,947,310
Gross unrealized depreciation	(765,428)	(484,657)	(600,116)	(908,279)

Net unrealized appreciation	$2,462,693	$1,357,124	$2,815,155	$4,039,031

		Oregon Fund	South Carolina Fund	Virginia Fund

Aggregate cost		$99,732,941	$117,019,806	$66,422,870

Gross unrealized appreciation		$5,869,837	$5,491,546	$3,969,637
Gross unrealized depreciation		(923,512)	(1,273,560)	(1,539,572)

Net unrealized appreciation		$4,946,325	$4,217,986	$2,430,065

75

Eaton Vance

Municipal Income Funds

February 28, 2018

Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $20 million	0.10%	1.00%
$20 million up to $40 million	0.20	2.00
$40 million up to $500 million	0.30	3.00

On average daily net assets of $500 million or more, the rates are reduced.

For the six months ended February 28, 2018, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Investment Adviser Fee	$116,323	$87,745	$93,306	$228,282
Effective Annual Rate	0.30%	0.28%	0.29%	0.35%

		Oregon Fund	South Carolina Fund	Virginia Fund

Investment Adviser Fee		$196,957	$223,374	$116,652
Effective Annual Rate		0.35%	0.35%	0.32%

EVM serves as the administrator of each Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the six months ended February 28, 2018 were as follows:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

EVM’s Sub-Transfer Agent Fees	$1,794	$2,847	$2,484	$3,933
EVD’s Class A Sales Charges	$2,126	$2,912	$3,965	$7,779

		Oregon Fund	South Carolina Fund	Virginia Fund

EVM’s Sub-Transfer Agent Fees		$2,887	$1,899	$3,680
EVD’s Class A Sales Charges		$7,835	$11,561	$2,011

Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

76

Eaton Vance

Municipal Income Funds

February 28, 2018

Notes to Financial Statements (Unaudited) — continued

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The

Trustees approved distribution and service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended February 28, 2018 for Class A shares amounted to the following:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Class A Distribution and Service Fees	$38,006	$38,671	$46,227	$72,818

		Oregon Fund	South Carolina Fund	Virginia Fund

Class A Distribution and Service Fees		$75,388	$67,751	$53,245

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the six months ended February 28, 2018, the Funds paid or accrued to EVD the following distribution fees:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Class B Distribution Fees	$870	$565	$355	$880
Class C Distribution Fees	$27,284	$54,801	$32,778	$67,539

		Oregon Fund	South Carolina Fund	Virginia Fund

Class B Distribution Fees		$1,195	$976	$568
Class C Distribution Fees		$43,568	$100,951	$21,776

The Class B and Class C Plans also authorize the Funds to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class B and Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended February 28, 2018 amounted to the following:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Class B Service Fees	$232	$151	$95	$235
Class C Service Fees	$7,276	$14,614	$8,741	$18,010

		Oregon Fund	South Carolina Fund	Virginia Fund

Class B Service Fees		$319	$260	$152
Class C Service Fees		$11,618	$26,920	$5,807

77

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Municipal Income Funds

February 28, 2018

Notes to Financial Statements (Unaudited) — continued

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended February 28, 2018, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B and Class C shareholders:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Class A	$—	$—	$—	$—
Class B	$—	$100	$—	$100
Class C	$100	$—	$300	$100

		Oregon Fund	South Carolina Fund	Virginia Fund

Class A		$—	$—	$—
Class B		$—	$100	$—
Class C		$400	$2,000	$100

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended February 28, 2018 were as follows:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Purchases	$1,989,145	$12,551,031	$12,660,691	$9,775,001
Sales	$2,070,000	$13,556,186	$12,840,290	$13,730,267

		Oregon Fund	South Carolina Fund	Virginia Fund

Purchases		$7,142,975	$3,542,781	$3,050,562
Sales		$15,985,174	$6,495,000	$7,113,016

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Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

Georgia Fund
	Six Months Ended February 28, 2018 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	129,248	—	24,184	470,412
Issued to shareholders electing to receive payments of distributions in Fund shares	55,564	209	7,689	31,680
Redemptions	(313,541)	(71)	(57,596)	(328,021)
Exchange from Class B shares	6,776	—	—	—
Exchange to Class A shares	—	(6,342)	—	—

Net increase (decrease)	(121,953)	(6,204)	(25,723)	174,071

	Year Ended August 31, 2017
	Class A	Class B	Class C	Class I

Sales	443,618	—	155,065	1,249,275
Issued to shareholders electing to receive payments of distributions in Fund shares	116,280	596	14,219	49,398
Redemptions	(683,022)	(5,129)	(94,354)	(708,464)
Exchange from Class B shares	8,495	—	—	—
Exchange to Class A shares	—	(7,948)	—	—

Net increase (decrease)	(114,629)	(12,481)	74,930	590,209

Maryland Fund
	Six Months Ended February 28, 2018 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	194,247	—	96,158	338,101
Issued to shareholders electing to receive payments of distributions in Fund shares	47,801	162	12,086	11,322
Redemptions	(330,815)	(5,706)	(148,928)	(455,402)
Exchange from Class B shares	9,995	—	—	—
Exchange to Class A shares	—	(9,162)	—	—

Net decrease	(78,772)	(14,706)	(40,684)	(105,979)

	Year Ended August 31, 2017
	Class A	Class B	Class C	Class I

Sales	392,730	14	136,326	599,954
Issued to shareholders electing to receive payments of distributions in Fund shares	104,757	668	27,233	17,070
Redemptions	(712,592)	(17,500)	(256,346)	(340,132)
Exchange from Class B shares	6,164	—	—	—
Exchange to Class A shares	—	(5,653)	—	—

Net increase (decrease)	(208,941)	(22,471)	(92,787)	276,892

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Notes to Financial Statements (Unaudited) — continued

Missouri Fund
	Six Months Ended February 28, 2018 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	275,257	—	34,223	285,666
Issued to shareholders electing to receive payments of distributions in Fund shares	78,950	122	9,765	14,540
Redemptions	(392,188)	(5,726)	(73,077)	(93,632)
Exchange from Class B shares	1,586	—	—	—
Exchange to Class A shares	—	(1,435)	—	—

Net increase (decrease)	(36,395)	(7,039)	(29,089)	206,574

	Year Ended August 31, 2017
	Class A	Class B	Class C	Class I

Sales	515,212	17	144,697	475,877
Issued to shareholders electing to receive payments of distributions in Fund shares	189,067	677	20,961	18,563
Redemptions	(1,945,735)	(8,326)	(175,951)	(127,507)
Exchange from Class B shares	12,810	—	—	—
Exchange to Class A shares	—	(11,590)	—	—

Net increase (decrease)	(1,228,646)	(19,222)	(10,293)	366,933

North Carolina Fund
	Six Months Ended February 28, 2018 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	437,413	1	141,932	998,925
Issued to shareholders electing to receive payments of distributions in Fund shares	114,841	275	19,667	45,927
Redemptions	(818,595)	(7,880)	(167,503)	(934,115)
Exchange from Class B shares	4,394	—	—	—
Exchange to Class A shares	—	(4,087)	—	—

Net increase (decrease)	(261,947)	(11,691)	(5,904)	110,737

	Year Ended August 31, 2017
	Class A	Class B	Class C	Class I

Sales	917,679	5	257,955	2,391,957
Issued to shareholders electing to receive payments of distributions in Fund shares	243,421	714	41,163	73,419
Redemptions	(1,790,308)	(4,251)	(479,773)	(1,729,303)
Exchange from Class B shares	6,062	—	—	—
Exchange to Class A shares	—	(5,634)	—	—

Net increase (decrease)	(623,146)	(9,166)	(180,655)	736,073

80

Eaton Vance

Municipal Income Funds

February 28, 2018

Notes to Financial Statements (Unaudited) — continued

Oregon Fund
	Six Months Ended February 28, 2018 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	268,027	23	16,260	506,270
Issued to shareholders electing to receive payments of distributions in Fund shares	149,168	487	16,904	41,356
Redemptions	(763,909)	(7,942)	(143,306)	(915,415)
Exchange from Class B shares	19,442	—	—	—
Exchange to Class A shares	—	(17,772)	—	—

Net decrease	(327,272)	(25,204)	(110,142)	(367,789)

	Year Ended August 31, 2017
	Class A	Class B	Class C	Class I

Sales	764,706	2,721	99,835	1,981,814
Issued to shareholders electing to receive payments of distributions in Fund shares	317,281	1,960	36,667	60,941
Redemptions	(2,051,615)	(27,505)	(348,427)	(854,314)
Exchange from Class B shares	32,432	—	—	—
Exchange to Class A shares	—	(29,641)	—	—

Net increase (decrease)	(937,196)	(52,465)	(211,925)	1,188,441

South Carolina Fund
	Six Months Ended February 28, 2018 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	624,436	1	85,478	871,356
Issued to shareholders electing to receive payments of distributions in Fund shares	104,966	309	27,633	36,701
Redemptions	(602,775)	(414)	(331,985)	(1,038,305)
Exchange from Class B shares	13,907	—	—	—
Exchange to Class A shares	—	(13,114)	—	—

Net increase (decrease)	140,534	(13,218)	(218,874)	(130,248)

	Year Ended August 31, 2017
	Class A	Class B	Class C	Class I

Sales	857,749	—	442,484	1,477,102
Issued to shareholders electing to receive payments of distributions in Fund shares	205,619	872	56,270	56,291
Redemptions	(1,302,014)	(1,843)	(414,606)	(1,643,576)
Exchange from Class B shares	13,071	—	—	—
Exchange to Class A shares	—	(12,325)	—	—

Net increase (decrease)	(225,575)	(13,296)	84,148	(110,183)

81

Eaton Vance

Municipal Income Funds

February 28, 2018

Notes to Financial Statements (Unaudited) — continued

Virginia Fund
	Six Months Ended February 28, 2018 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	139,429	—	21,770	271,670
Issued to shareholders electing to receive payments of distributions in Fund shares	106,539	243	8,656	24,625
Redemptions	(538,997)	(34)	(107,005)	(1,084,734)
Exchange from Class B shares	5,195	—	—	—
Exchange to Class A shares	—	(4,692)	—	—

Net decrease	(287,834)	(4,483)	(76,579)	(788,439)

	Year Ended August 31, 2017
	Class A	Class B	Class C	Class I

Sales	438,902	—	181,305	927,113
Issued to shareholders electing to receive payments of distributions in Fund shares	204,388	704	14,063	36,243
Redemptions	(910,496)	(10,156)	(156,100)	(539,323)
Exchange from Class B shares	9,236	—	—	—
Exchange to Class A shares	—	(8,346)	—	—

Net increase (decrease)	(257,970)	(17,798)	39,268	424,033

8  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. At February 28, 2018, the Virginia Fund had a balance outstanding pursuant to this line of credit of $600,000, at an interest rate of 2.42%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at February 28, 2018. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 10) at February 28, 2018. The Funds did not have any significant borrowings or allocated fees during the six months ended February 28, 2018.

9  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at February 28, 2018 is included in the Portfolios of Investments. At February 28, 2018, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Funds enter into U.S. Treasury futures contracts to hedge against changes in interest rates.

82

Eaton Vance

Municipal Income Funds

February 28, 2018

Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at February 28, 2018 was as follows:

	Missouri Fund

Asset Derivative:
Futures Contracts	$7,376	(1)

Total	$7,376

(1)	Amount represents cumulative unrealized appreciation on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Payable for variation margin on open financial futures contracts.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statements of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended February 28, 2018 was as follows:

	Georgia Fund		Missouri Fund		Oregon Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$63,637	(1)	$167,113	(1)	$84,849	(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$11,630	(2)	$21,598	(2)	$15,506	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional cost of futures contracts (short) outstanding during the six months ended February 28, 2018, which is indicative of the volume of this derivative type, was approximately as follows:

	Georgia Fund	Missouri Fund	Oregon Fund

Average Notional Cost:
Futures Contracts — Short	$1,656,000	$3,469,000	$2,207,000

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

83

Eaton Vance

Municipal Income Funds

February 28, 2018

Notes to Financial Statements (Unaudited) — continued

At February 28, 2018, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

Georgia Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$74,371,205	$—	$74,371,205

Total Investments	$—	$74,371,205	$—	$74,371,205

Maryland Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$61,420,580	$—	$61,420,580

Total Investments	$—	$61,420,580	$—	$61,420,580

Missouri Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$61,531,380	$—	$61,531,380

Total Investments	$—	$61,531,380	$—	$61,531,380

Futures Contracts	$7,376	$—	$—	$7,376

Total	$7,376	$61,531,380	$—	$61,538,756

North Carolina Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$131,663,407	$—	$131,663,407

Total Investments	$—	$131,663,407	$—	$131,663,407

Oregon Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$111,234,244	$—	$111,234,244

Total Investments	$—	$111,234,244	$—	$111,234,244

South Carolina Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$129,973,795	$—	$129,973,795

Total Investments	$—	$129,973,795	$—	$129,973,795

84

Eaton Vance

Municipal Income Funds

February 28, 2018

Notes to Financial Statements (Unaudited) — continued

Virginia Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$72,193,576	$—	$72,193,576

Total Investments	$—	$72,193,576	$—	$72,193,576

The Funds held no investments or other financial instruments as of August 31, 2017 whose fair value was determined using Level 3 inputs. At February 28, 2018, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

85

Eaton Vance

Municipal Income Funds

February 28, 2018

Officers and Trustees

Officers of Eaton Vance Municipals Trust

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Municipals Trust

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

86

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

87

This Page Intentionally Left Blank

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7712    2.28.18

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Trust’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it or a “covered person” of the accounting firm (within the meaning of applicable SEC rules relating to auditor independence) receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and one or more lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds notwithstanding the existence of one or more breaches of the Loan Rule.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to an auditor independence issue arising under the Loan Rule. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. Although the relief contained in the No-Action Letter was scheduled to expire eighteen months from issuance, it was extended via a subsequent no-action letter issued on September 22, 2017 (see Fidelity Management & Research Company et al., No-Action Letter (Sept. 22, 2017)).

Based on information provided by D&T to the Audit Committee, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. Among other things, D&T has advised the Audit Committee of its conclusion that the consequences of the breach of the Loan Rule have been satisfactorily addressed, that D&T’s objectivity and impartiality in the planning and conduct of the audits of the Fund’s financial statements has not been compromised and that, notwithstanding the breach, D&T is in a position to continue as the auditor for the Funds and D&T does not believe any actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on its consideration of the No-Action Letter and other relevant information communicated to the Audit Committee.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 26, 2018

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 26, 2018